Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.5%)
Belgium (0.9%)
Anheuser-Busch InBev SA N.V.	30,404	$1,637
Brazil (1.7%)
Ambev SA ADR	994,423	2,247
Petroleo Brasileiro SA (Preference)	230,481	805
		3,052
Canada (5.7%)
Agnico Eagle Mines Ltd.	39,382	3,138
Altus Group Ltd.	25,941	1,078
First Quantum Minerals Ltd.	525,944	4,688
Gildan Activewear, Inc.	79,644	1,570
		10,474
China (8.0%)
Alibaba Group Holding Ltd. ADR (a)	22,403	6,586
China Resources Beer Holdings Co., Ltd. (b)	122,000	749
Tencent Holdings Ltd. (b)	57,100	3,857
Tencent Music Entertainment Group ADR (a)	106,800	1,578
Trip.com Group Ltd. ADR (a)	58,933	1,835
		14,605
Colombia (0.2%)
Banco Davivienda SA (Preference)	45,317	325
Denmark (1.6%)
Drilling Co of 1972 A/S/The (a)	14,139	306
Novo Nordisk A/S Series B	37,166	2,575
		2,881
France (9.9%)
Air Liquide SA	5,440	862
Airbus SE (a)	44,566	3,232
Capgemini SE	10,908	1,400
Dassault Systemes SE	5,767	1,076
EssilorLuxottica SA (a)	4,581	624
Hermes International	463	399
Kering SA	2,026	1,344
L'Oreal SA (BSRM)	3,731	1,214
Legrand SA (PAR)	6,555	522
LVMH Moet Hennessy Louis Vuitton SE	1,997	934
Pernod Ricard SA	7,755	1,236
Remy Cointreau SA (c)	5,608	1,024
Safran SA (a)	3,213	316
Sanofi	11,120	1,114
Ubisoft Entertainment SA (a)	16,975	1,530
Vivendi SA	48,795	1,363
		18,190
Germany (8.4%)
Bayer AG (Registered)	59,423	3,666
Bayerische Motoren Werke AG	4,266	310
CTS Eventim AG & Co. KGaA (a)	30,316	1,465
Duerr AG	34,808	1,065

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Infineon Technologies AG	47,928	1,351
Jungheinrich AG (Preference)	31,250	1,076
KION Group AG	13,916	1,188
Linde PLC (a)	7,252	1,715
SAP SE	11,726	1,826
Siemens Healthineers AG	39,100	1,755
		15,417
India (2.9%)
Apollo Hospitals Enterprise Ltd.	45,661	1,331
ICICI Bank Ltd. (a)	129,188	625
ICICI Prudential Life Insurance Co., Ltd.	144,760	828
Maruti Suzuki India Ltd.	12,004	1,100
Reliance Industries Ltd.	48,168	1,461
		5,345
Ireland (0.3%)
Kerry Group PLC, Class A	4,867	623
Japan (9.6%)
FANUC Corp.	5,150	988
Hoya Corp.	7,800	881
Keyence Corp.	5,600	2,618
Murata Manufacturing Co., Ltd.	8,700	566
Nexon Co., Ltd.	83,800	2,090
Nintendo Co., Ltd.	1,808	1,025
Shimano, Inc.	4,350	859
Shiseido Co., Ltd.	10,300	596
SMC Corp.	2,105	1,174
Sony Corp.	32,993	2,529
Sony Corp. ADR	30,312	2,326
Tokyo Electron Ltd.	5,200	1,358
Unicharm Corp.	13,300	595
		17,605
Korea, Republic of (3.9%)
Samsung Electronics Co., Ltd.	104,272	5,177
SK Hynix, Inc.	26,843	1,924
		7,101
Malta (0.0%)
BGP Holdings PLC (a)(d)	72,261	—@
Netherlands (6.1%)
Akzo Nobel N.V.	9,009	911
ASML Holding N.V.	7,180	2,652
Koninklijke Philips N.V. (a)	77,023	3,637
Unilever N.V. CVA	38,935	2,364
Wolters Kluwer N.V.	19,131	1,632
		11,196
Norway (0.1%)
Subsea 7 SA (a)	36,850	265
Singapore (9.2%)
Sea Ltd. ADR (a)	109,208	16,822

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Spain (1.9%)
Amadeus IT Group SA	64,631	3,589
Sweden (1.7%)
Atlas Copco AB, Class A	12,660	604
Epiroc AB, Class A	35,510	514
Telefonaktiebolaget LM Ericsson, Class B	181,320	1,984
		3,102
Switzerland (3.6%)
Givaudan SA (Registered)	246	1,062
Nestle SA (Registered)	46,920	5,584
		6,646
Taiwan (3.5%)
Airtac International Group	32,000	728
Taiwan Semiconductor Manufacturing Co., Ltd.	246,000	3,701
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,292	1,969
		6,398
Thailand (0.4%)
Muangthai Capital PCL (Foreign Shares) (a)	532,400	834
United Kingdom (7.9%)
AstraZeneca PLC	12,945	1,414
Diageo PLC	72,987	2,507
Intertek Group PLC	3,793	310
Keywords Studios PLC	60,698	1,701
Ryanair Holdings PLC ADR (a)	51,252	4,190
Sage Group PLC (The)	72,435	673
Spectris PLC	16,492	518
Unilever PLC	44,586	2,749
Weir Group PLC (The)	25,917	417
		14,479
United States (12.0%)
Booking Holdings, Inc. (a)	1,543	2,640
Charles River Laboratories International, Inc. (a)	6,040	1,368
Cognex Corp.	7,900	514
Estee Lauder Cos., Inc. (The), Class A	5,577	1,217
Farfetch Ltd., Class A (a)(c)	104,568	2,631
ICON PLC (a)	4,120	787
Mastercard, Inc., Class A	2,067	699
Medtronic PLC	6,287	654
Micron Technology, Inc. (a)	106,199	4,987
Mondelez International, Inc., Class A	7,637	439
Newmont Goldcorp Corp. (NYSE)	32,659	2,072
Newmont Goldcorp Corp. (TSX) (c)	29,323	1,871
Palo Alto Networks, Inc. (a)	1,464	358
Schlumberger Ltd.	46,230	719
Transocean Ltd. (a)(c)	146,023	118
Visa, Inc., Class A	3,356	671
Xilinx, Inc.	1,930	201
		21,946
Total Common Stocks (Cost $129,790)		182,532

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Investment Company (0.7%)
United States (0.7%)
Morgan Stanley China A Share Fund, Inc. (e) (Cost $1,324)	56,878	1,201

Short-Term Investments (0.2%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $274)	274,438	274

	Face Amount (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $42; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at $42)	$42	42
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/20, due 10/1/20; proceeds $5; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $5)	5	5
Merrill Lynch & Co., Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $16; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $16)	16	16
		63
Total Short-Term Investments (Cost $337)		337
Total Investments (100.4%) (Cost $131,451) Including $3,908 of Securities Loaned (g)(h)(i)(j)		184,070
Other Assets in Excess of Liabilities (0.3%)		647
Total Written Options Outstanding (-0.7%) (Premiums Received $1,253)		(1,342)
Net Assets (100.0%)		$183,375

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $3,908,000 and $4,107,000, respectively. The Fund received cash collateral of approximately $337,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,770,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	At September 30, 2020 he Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(e)	For the nine months ended September 30, 2020, the cost of purchase of Morgan Stanley China A Share Fund, Inc. and proceeds from sale of Mitsubishi UFJ Financial Group, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $1,324,000 and $215,000, respectively, including net realized loss of approximately $295,000. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $13,000 relating to the Fund’s investment in Morgan Stanley China A Share Fund, Inc.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contract.
(h)	The approximate fair value and percentage of net assets, $110,595,000 and 60.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(j)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $61,636,000 and the aggregate gross unrealized depreciation is approximately $9,064,000, resulting in net unrealized appreciation of approximately $52,572,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
BSRM	Berlin Second Regulated Market.
NYSE	New York Stock Exchange.
PAR	Paris Stock Exchange.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation/ Depreciation (000)
Citibank NA	EUR	1,593		$1,892	12/17/20	$21
State Street Bank and Trust Co.	HKD	4,194		$541	12/17/20	(— @	)
State Street Bank and Trust Co.		$2,435	GBP	1,894	12/17/20	9
State Street Bank and Trust Co.		$2,018	JPY	212,626	12/17/20	(—@	)
						$30

Futures Contract:

The Fund had the following futures contract open at September 30, 2020:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Short:
SET50 Index Futures (Thailand)	329	Dec-20	THB	(66)	$(1,617)	$12

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Call Options Written:

The Fund had the following call options written open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation/ Depreciation (000)
UBS Securities LLC	USD/CNH	CNH	315	Nov - 20	22,400	22	$(149)	$(149)	$—
UBS Securities LLC	USD/CNH	CNH	190	Feb - 21	109,200	109	(1,160)	(1,021)	(139)
UBS Securities LLC	USD/CNH	CNH	65	Jan - 21	53,000	53	(33)	(83)	50
							$(1,342)	$(1,253)	$(89)

@	—	Value is less than $500.
SET	—	Stock Exchange of Thailand.
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
THB	—	Thai Baht
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	57.1%
Entertainment	14.1
Semiconductors & Semiconductor Equipment	9.9
Internet & Direct Marketing Retail	7.4
Metals & Mining	6.4
Beverages	5.1
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open short futures contract with a value of approximately $1,617,000 and unrealized appreciation of approximately $12,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $30,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Aerospace & Defense (2.1%)
HEICO Corp., Class A	176,414	$15,641

Capital Markets (1.5%)
Intercontinental Exchange, Inc.	53,221	5,325
S&P Global, Inc.	16,497	5,949
		11,274
Chemicals (4.1%)
Ecolab, Inc.	95,000	18,985
Sherwin-Williams Co. (The)	16,901	11,775
		30,760
Construction Materials (1.5%)
Martin Marietta Materials, Inc.	49,595	11,673

Containers & Packaging (1.1%)
Ball Corp.	97,387	8,095

Entertainment (7.4%)
Activision Blizzard, Inc.	133,917	10,841
Spotify Technology SA (a)	154,702	37,526
Take-Two Interactive Software, Inc. (a)	43,131	7,126
		55,493
Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	53,420	18,964

Health Care Equipment & Supplies (6.1%)
Danaher Corp.	34,980	7,532
Intuitive Surgical, Inc. (a)	53,764	38,148
		45,680
Health Care Technology (5.1%)
Veeva Systems, Inc., Class A (a)	137,646	38,705

Industrial Conglomerates (1.3%)
Roper Technologies, Inc.	24,373	9,630

Information Technology Services (25.2%)
Adyen N.V. (Netherlands) (a)	8,694	16,036
Okta, Inc. (a)	177,370	37,931
Shopify, Inc., Class A (Canada) (a)	46,946	48,024
Square, Inc., Class A (a)	313,389	50,941
Twilio, Inc., Class A (a)	151,069	37,328
		190,260
Interactive Media & Services (9.9%)
Facebook, Inc., Class A (a)	98,070	25,684
IAC/InterActiveCorp (a)	57,493	6,886
Match Group, Inc. (a)	65,500	7,248
Twitter, Inc. (a)	785,076	34,936
		74,754

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Internet & Direct Marketing Retail (8.0%)
Amazon.com, Inc. (a)	15,715	49,482
Chewy, Inc., Class A (a)	200,966	11,019
		60,501
Metals & Mining (0.1%)
Royal Gold, Inc.	9,747	1,171

Oil, Gas & Consumable Fuels (0.2%)
Texas Pacific Land Trust	2,722	1,229

Pharmaceuticals (4.0%)
Royalty Pharma PLC, Class A (United Kingdom)	259,129	10,901
Zoetis, Inc.	117,601	19,448
		30,349
Software (16.1%)
Autodesk, Inc. (a)	47,308	10,929
Coupa Software, Inc. (a)	82,275	22,563
ServiceNow, Inc. (a)	58,857	28,546
Slack Technologies, Inc., Class A (a)	536,047	14,398
Workday, Inc., Class A (a)	98,293	21,146
Zoom Video Communications, Inc., Class A (a)	50,121	23,562
		121,144
Textiles, Apparel & Luxury Goods (0.9%)
Lululemon Athletica, Inc. (a)	21,460	7,068

Total Common Stocks (Cost $440,748)		732,391

Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $23,128)	23,128,286	23,128

Total Investments Excluding Purchased Options (100.2%) (Cost $463,876)		755,519
Total Purchased Options Outstanding (0.1%) (Cost $2,471)		974

Total Investments (100.3%) (Cost $466,347) (c)(d)(e)		756,493

Liabilities in Excess of Other Assets (-0.3%)		(2,308)

Net Assets (100.0%)		$754,185

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $30,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $16,036,000 and 2.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(e)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $291,948,000 and the aggregate gross unrealized depreciation is approximately $1,802,000, resulting in net unrealized appreciation of approximately $290,146,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	121,426,064	121,426	$446	$736	$(290)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	105,617,492	105,617	66	461	(395)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	133,439,457	133,439	365	708	(343)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	90,639,683	90,640	97	566	(469)
							$974	$2,471	$(1,497)

CNH       —     Chinese Yuan Renminbi Offshore

USD       —     United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	25.2%
Other*	22.4
Software	16.0
Interactive Media & Services	9.9
Internet & Direct Marketing Retail	8.0
Entertainment	7.3
Health Care Equipment & Supplies	6.1
Health Care Technology	5.1
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (94.9%)
China (63.3%)
Alibaba Group Holding Ltd. ADR (a)	67,997	$19,990
China East Education Holdings Ltd. (b)	3,508,000	7,645
China Resources Beer Holdings Co., Ltd. (b)	2,726,300	16,745
Foshan Haitian Flavouring & Food Co., Ltd., Class A	757,518	18,102
Haidilao International Holding Ltd. (b)(c)	1,209,000	8,760
Hangzhou Tigermed Consulting Co., Ltd., H Shares (a)(b)	307,500	4,380
Hangzhou Tigermed Consulting Co., Ltd., Class A	437,363	6,638
Huazhu Group Ltd. ADR	68,119	2,945
HUYA, Inc. ADR (a)(c)	561,948	13,459
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,490,286	8,461
KE Holdings, Inc. (a)	26,385	1,617
Kweichow Moutai Co., Ltd., Class A	62,794	15,444
Meituan Dianping, Class B (a)(b)	770,800	24,281
New Frontier Health Corp. (a)(c)	93,794	716
Shenzhou International Group Holdings Ltd. (b)	776,800	13,228
TAL Education Group ADR (a)	289,564	22,018
Tencent Holdings Ltd. (b)	262,900	17,757
Trip.com Group Ltd. ADR (a)	568,584	17,706
Tsingtao Brewery Co., Ltd. H Shares (b)	854,000	6,988
		226,880
Hong Kong (4.6%)
AIA Group Ltd.	1,519,300	15,102
Alphamab Oncology (a)(c)	751,000	1,479
		16,581
India (13.8%)
HDFC Bank Ltd. (a)	263,577	3,869
HDFC Bank Ltd. ADR (a)	284,113	14,194
ICICI Bank Ltd. ADR (a)	1,694,884	16,661
IndusInd Bank Ltd. (a)	635,914	4,566
Kotak Mahindra Bank Ltd. (a)	598,416	10,332
		49,622
Korea, Republic of (4.9%)
NAVER Corp.	68,839	17,493
Taiwan (8.3%)
Nien Made Enterprise Co., Ltd.	551,000	6,585
Silergy Corp.	92,000	5,454
Taiwan Semiconductor Manufacturing Co., Ltd.	1,173,000	17,647
		29,686
Total Common Stocks (Cost $239,388)		340,262
Short-Term Investment (5.0%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $18,016)	18,015,645	18,016
Total Investments (99.9%) (Cost $257,404) Including $18,221 of Securities Loaned (e)(f)(g)		358,278
Other Assets in Excess of Liabilities (0.1%)		218
Net Assets (100.0%)		$358,496

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $18,221,000 and $18,792,000, respectively. The Fund received non-cash collateral of approximately $18,792,000, in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $30,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $226,576,000 and 63.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $102,303,000 and the aggregate gross unrealized depreciation is approximately $1,429,000, resulting in net unrealized appreciation of approximately $100,874,000.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	20.9%
Internet & Direct Marketing Retail	17.3
Banks	13.9
Beverages	10.9
Interactive Media & Services	9.8
Diversified Consumer Services	8.3
Food Products	7.4
Semiconductors & Semiconductor Equipment	6.5
Short-Term Investments	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Banks (5.1%)
China Construction Bank Corp. H Shares (a)	503,000	$327
China Merchants Bank Co., Ltd. H Shares (a)	51,500	244
Industrial & Commercial Bank of China Ltd. H Shares (a)	211,000	110
		681
Beverages (13.2%)
China Resources Beer Holdings Co., Ltd. (a)	92,000	565
Kweichow Moutai Co., Ltd., Class A	4,800	1,181
		1,746
Capital Markets (2.6%)
China International Capital Corp., Ltd. H Shares (a)(b)	84,800	197
Hong Kong Exchanges & Clearing Ltd.	3,200	151
		348
Construction Materials (2.3%)
Anhui Conch Cement Co., Ltd., Class A	37,900	309

Diversified Consumer Services (6.4%)
New Oriental Education & Technology Group, Inc. ADR (b)	3,300	493
TAL Education Group ADR (b)	4,700	358
		851
Electronic Equipment, Instruments & Components (1.5%)
Universal Scientific Industrial Shanghai Co., Ltd., Class A	50,700	192

Food Products (6.9%)
China Mengniu Dairy Co., Ltd. (a)(b)	135,000	637
Yihai International Holding Ltd. (a)(b)	18,000	282
		919
Health Care Equipment & Supplies (1.5%)
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares (a)	96,000	192

Insurance (2.4%)
Ping An Insurance Group Co. of China Ltd. H Shares (a)	30,500	317

Interactive Media & Services (19.0%)
Tencent Holdings Ltd. (a)	37,200	2,513

Internet & Direct Marketing Retail (20.1%)
Alibaba Group Holding Ltd. (a)(b)	5,300	195
Alibaba Group Holding Ltd. ADR (b)	8,400	2,469
		2,664
Pharmaceuticals (7.6%)
CSPC Pharmaceutical Group Ltd. (a)	165,600	323
Jiangsu Hengrui Medicine Co., Ltd., Class A	15,718	208
Joincare Pharmaceutical Group Industry Co. Ltd.	57,500	144
Sino Biopharmaceutical Ltd. (a)	304,500	334
		1,009

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Real Estate Management & Development (1.9%)
China Overseas Land & Investment Ltd. (a)	30,000	76
China Resources Land Ltd. (a)	22,000	100
Shenzhen Investment Ltd. (a)	252,000	74
		250
Semiconductors & Semiconductor Equipment (2.7%)
Hua Hong Semiconductor Ltd. (a)(b)	94,000	362

Textiles, Apparel & Luxury Goods (3.6%)
Shenzhou International Group Holdings Ltd. (a)	27,800	473

Wireless Telecommunication Services (1.3%)
China Mobile Ltd. (a)	27,500	176
Total Common Stocks (Cost $9,645)		13,002

Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $331)	330,680	331
Total Investments (100.6%) (Cost $9,976) (d)(e)(f)		13,333
Liabilities in Excess of Other Assets (-0.6%)		(79)
Net Assets (100.0%)		$13,254

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $9,682,000 and 73.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,621,000 and the aggregate gross unrealized depreciation is approximately $264,000, resulting in net unrealized appreciation of approximately $3,357,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.1%
Internet & Direct Marketing Retail	20.0
Interactive Media & Services	18.8
Beverages	13.1
Pharmaceuticals	7.6
Food Products	6.9
Diversified Consumer Services	6.4
Banks	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (95.3%)
Argentina (0.1%)
Globant SA (a)	84	$15

Australia (0.3%)
Brookfield Infrastructure Partners LP	1,200	57

Brazil (0.1%)
B3 SA - Brasil Bolsa Balcao	313	3
Magazine Luiza SA	505	8
		11
Canada (5.0%)
Brookfield Asset Management, Inc., Class A	1,253	41
Brookfield Infrastructure Corp.	100	6
Canada Goose Holdings, Inc. (a)	2,286	74
Canadian National Railway Co.	210	22
Colliers International Group, Inc.	1,178	78
Constellation Software, Inc.	70	78
FirstService Corp.	1,523	201
Shopify, Inc., Class A (a)	474	485
		985
China (3.8%)
Alibaba Group Holding Ltd. ADR (a)	466	137
China East Education Holdings Ltd. (b)	3,000	7
China Resources Beer Holdings Co., Ltd. (b)	2,000	12
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,760	114
Haidilao International Holding Ltd. (b)	1,000	7
Hangzhou Tigermed Consulting Co. Ltd. H Shares (a)(b)	100	1
Hangzhou Tigermed Consulting Co., Ltd., Class A	298	5
Huazhu Group Ltd. ADR	75	3
HUYA, Inc. ADR (a)	482	12
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	700	4
KE Holdings, Inc. (a)	37	2
Meituan Dianping, Class B (a)(b)	3,600	113
New Frontier Health Corp. (a)	1,068	8
Shenzhou International Group Holdings Ltd. (b)	800	14
TAL Education Group ADR (a)	3,345	254
Tencent Holdings Ltd. (b)	200	13
Trip.com Group Ltd. ADR (a)	1,593	50
		756
Denmark (2.2%)
Chr Hansen Holding A/S	1,329	147
DSV Panalpina A/S	1,750	284
Novo Nordisk A/S Series B	97	7
		438
Finland (0.1%)
Revenio Group Oyj	568	26

France (2.5%)
Christian Dior SE	220	90
Dassault Systemes SE	193	36
EssilorLuxottica SA (a)	111	15
Hermes International	316	272

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

L'Oreal SA (BSRM)	68	22
Pernod Ricard SA	197	32
Remy Cointreau SA	164	30
		497
Germany (0.7%)
Adidas AG (a)	127	41
CompuGroup Medical SE & Co. KGaA	515	48
HelloFresh SE (a)	355	20
Marley Spoon AG (a)	7,931	16
Puma SE (a)	125	11
		136
Hong Kong (0.3%)
AIA Group Ltd.	5,600	56

India (1.8%)
HDFC Bank Ltd. ADR (a)	6,330	316
ICICI Bank Ltd. ADR (a)	3,303	33
		349
Israel (0.2%)
Wix.com Ltd. (a)	166	42

Italy (0.9%)
Davide Campari-Milano N.V.	3,883	42
Moncler SpA (a)	3,426	140
		182
Japan (1.1%)
Keyence Corp.	300	140
Pigeon Corp.	1,700	76
		216
Korea, Republic of (0.2%)
NAVER Corp.	165	42

Mexico (0.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	2,040	24

Netherlands (2.3%)
Adyen N.V. (a)	176	325
ASML Holding N.V.	244	90
JDE Peet's BV (a)	840	34
Just Eat Takeaway.com N.V (a)	130	14
		463
New Zealand (0.9%)
Ryman Healthcare Ltd.	7,282	69
Xero Ltd. (a)	1,497	109
		178
Poland (0.1%)
Dino Polska SA (a)	506	30

Singapore (2.6%)
Sea Ltd. ADR (a)	3,276	505

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Spain (0.1%)
Aena SME SA (a)	157	22

Sweden (0.8%)
AddLife AB (a)	5,193	80
Cellavision AB (a)	621	25
Evolution Gaming Group AB	178	12
Vitrolife AB (a)	1,604	44
		161
Switzerland (0.4%)
Kuehne & Nagel International AG (Registered)	185	36
Straumann Holding AG (Registered)	46	46
		82
Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	15
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	751	61
		76
United Kingdom (3.7%)
Abcam PLC	2,070	33
Atlassian Corp., PLC, Class A (a)	651	118
Blue Prism Group PLC (a)	1,617	28
boohoo Group PLC (a)	2,089	10
Diageo PLC	744	26
Fevertree Drinks PLC	883	26
Intertek Group PLC	287	24
Rentokil Initial PLC (a)	2,070	14
Rightmove PLC	7,582	61
Royalty Pharma PLC, Class A	7,174	302
Victoria PLC (a)	20,695	80
		722
United States (64.6%)
10X Genomics, Inc., Class A (a)	1,432	178
Activision Blizzard, Inc.	632	51
Adaptive Biotechnologies Corp. (a)	108	5
Adobe, Inc. (a)	216	106
Alnylam Pharmaceuticals, Inc. (a)	121	18
Alphabet, Inc., Class C (a)	65	95
Alteryx, Inc., Class A (a)	530	60
Amazon.com, Inc. (a)	177	557
American Tower Corp. REIT	19	5
ANSYS, Inc. (a)	15	5
Anterix, Inc.	746	24
Appfolio, Inc., Class A (a)	677	96
Appian Corp. (a)	2,428	157
Apple, Inc.	63	7
ASML Holding NV	232	86
At Home Group, Inc. (a)	4,475	66
Autodesk, Inc. (a)	174	40
Ball Corp.	151	12
Berkeley Lights, Inc. (a)	323	25
Berkshire Hathaway, Inc., Class B (a)	36	8
BigCommerce Holdings, Inc. (a)	287	24
Bill.Com Holdings, Inc. (a)	213	21
Cadence Design Systems, Inc. (a)	45	5
Cardlytics, Inc. (a)	2,036	144

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Carvana Co. (a)	1,858	414
Chewy, Inc., Class A (a)	1,103	60
Cintas Corp.	14	5
Cognex Corp.	157	10
Copart, Inc. (a)	43	4
CoStar Group, Inc. (a)	5	4
Costco Wholesale Corp.	242	86
Coupa Software, Inc. (a)	903	248
Covetrus, Inc. (a)	19,140	467
Danaher Corp.	22	5
Datadog, Inc., Class A (a)	376	38
DexCom, Inc. (a)	349	144
DocuSign, Inc. (a)	91	20
Dragoneer Growth Opportunities Corp. (a)	962	12
Ecolab, Inc.	686	137
Editas Medicine, Inc. (a)	156	4
EPAM Systems, Inc. (a)	536	173
Equinix, Inc. REIT	6	5
EVI Industries, Inc. (a)	331	9
Exact Sciences Corp. (a)	82	8
Facebook, Inc., Class A (a)	538	141
Farfetch Ltd., Class A (a)	6,955	175
Fastenal Co.	99	4
Fastly, Inc., Class A (a)	7,458	699
Floor & Decor Holdings, Inc. (a)	975	73
Flying Eagle Acquisition Corp., Class A (a)	10,675	130
GameStop Corp., Class A (a)	4,011	41
Gartner, Inc. (a)	36	4
GoodRx Holdings, Inc., Class A (a)	299	17
Guardant Health, Inc. (a)	551	62
Guidewire Software, Inc. (a)	43	4
HealthEquity, Inc. (a)	186	9
HEICO Corp., Class A	1,382	122
Home Depot, Inc. (The)	17	5
IAC/InterActiveCorp (a)	37	4
IDEXX Laboratories, Inc. (a)	13	5
IHS Markit Ltd.	270	21
Illumina, Inc. (a)	48	15
Inspire Medical Systems, Inc. (a)	223	29
Intellia Therapeutics, Inc. (a)	192	4
Intercontinental Exchange, Inc.	666	67
Intuitive Surgical, Inc. (a)	668	474
Linde PLC	93	22
Livongo Health, Inc. (a)	157	22
Lululemon Athletica, Inc. (a)	14	5
Madison Square Garden Sports Corp., Class A (a)	31	5
Martin Marietta Materials, Inc.	228	54
Mastercard, Inc., Class A	462	156
Match Group, Inc. (a)	42	5
MercadoLibre, Inc. (a)	111	120
Microsoft Corp.	181	38
MicroStrategy, Inc., Class A (a)	114	17
Moderna, Inc. (a)	227	16
MongoDB, Inc. (a)	454	105
NanoString Technologies, Inc. (a)	2,431	109
Netflix, Inc. (a)	14	7
NIKE, Inc., Class B	59	7
Nuance Communications, Inc. (a)	194	6
NVIDIA Corp.	18	10
Okta, Inc. (a)	1,393	298
Outset Medical, Inc. (a)	233	12

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Overstock.com, Inc. (a)	10,249	745
Party City Holdco, Inc. (a)	18,415	48
Passage Bio, Inc. (a)	351	5
Peloton Interactive, Inc., Class A (a)	387	38
Penumbra, Inc. (a)	62	12
Pinterest, Inc., Class A (a)	620	26
Pool Corp.	15	5
Quotient Ltd. (a)	2,083	11
Redfin Corp. (a)	1,226	61
Relay Therapeutics, Inc. (a)	92	4
Ribbit LEAP Ltd. (a)	972	13
Roku, Inc. (a)	99	19
Rollins, Inc.	86	5
Roper Technologies, Inc.	91	36
Royal Gold, Inc.	271	33
S&P Global, Inc.	213	77
salesforce.com, Inc. (a)	347	87
Schrodinger, Inc. (a)	193	9
Service Corp. International	109	5
ServiceNow, Inc. (a)	502	243
Sherwin-Williams Co. (The)	58	40
Slack Technologies, Inc., Class A (a)	6,934	186
Smartsheet, Inc., Class A (a)	1,250	62
Snap, Inc., Class A (a)	3,012	79
Snowflake, Inc., Class A (a)	311	78
Spotify Technology SA (a)	1,728	419
Square, Inc., Class A (a)	3,103	504
Starbucks Corp.	80	7
Stitch Fix, Inc., Class A (a)	4,045	110
Synopsys, Inc. (a)	23	5
Take-Two Interactive Software, Inc. (a)	28	5
Teradyne, Inc.	116	9
Texas Pacific Land Trust	84	38
Trade Desk, Inc. (The), Class A (a)	308	160
TransDigm Group, Inc.	50	24
Twilio, Inc., Class A (a)	1,241	307
Twitter, Inc. (a)	6,086	271
Tyler Technologies, Inc. (a)	20	7
Uber Technologies, Inc. (a)	6,179	225
UnitedHealth Group, Inc.	116	36
Unity Software, Inc. (a)	226	20
UTZ Brands, Inc.	4,537	81
Vail Resorts, Inc.	21	4
Veeva Systems, Inc., Class A (a)	1,930	543
Verisk Analytics, Inc.	25	5
Visa, Inc., Class A	405	81
Vroom, Inc. (a)	656	34
Walt Disney Co. (The)	543	67
Waste Connections, Inc.	209	22
Watsco, Inc.	19	4
Wayfair, Inc., Class A (a)	810	236
Workday, Inc., Class A (a)	216	46
Zillow Group, Inc., Class A (a)	232	24
Zillow Group, Inc., Class C (a)	839	85
Zoetis, Inc.	120	20
Zoom Video Communications, Inc., Class A (a)	1,223	575
ZoomInfo Technologies, Inc., Class A (a)	1,455	62

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Zynga, Inc., Class A (a)	1,394	13
		12,743
Total Common Stocks (Cost $11,654)		18,814
Preferred Stock (0.1%)
United States (0.1%)
Overstock.com, Inc. Series A-1 (Cost $1)	176	11

Short-Term Investment (3.9%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $771)	771,122	771
Total Investments Excluding Purchased Options (99.3%) (Cost $12,426)		19,596
Total Purchased Options Outstanding (0.1%) (Cost $38)		16
Total Investments (99.4%) (Cost $12,464) (d)(e)(f)		19,612
Other Assets in Excess of Liabilities (0.6%)		123
Net Assets (100.0%)		$19,735

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $3,135,000 and 15.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,227,000 and the aggregate gross unrealized depreciation is approximately $79,000, resulting in net unrealized appreciation of approximately $7,148,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.
Counterpoint Global Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2020 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	1,958,561	1,959	$7	$12	$(5)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.74	Jan - 21	1,617,368	1,617	1	6	(5)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.10	Jul - 21	2,322,002	2,322	6	11	(5)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.49	May - 21	1,600,649	1,601	2	9	(7)
							$16	$38	$(22)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	52.2%
Information Technology Services	16.7
Software	13.5
Internet & Direct Marketing Retail	12.0
Entertainment	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (92.2%)
Argentina (1.2%)
Globant SA (a)	6,420	$1,151
Brazil (6.7%)
B3 SA - Brasil Bolsa Balcao	192,615	1,887
Magazine Luiza SA	277,531	4,408
		6,295
China (53.0%)
Alibaba Group Holding Ltd. ADR (a)	15,923	4,681
China East Education Holdings Ltd. (b)	815,000	1,776
China Resources Beer Holdings Co., Ltd. (b)	390,000	2,395
Foshan Haitian Flavouring & Food Co., Ltd., Class A	206,270	4,929
Haidilao International Holding Ltd. (b)	274,000	1,985
Huazhu Group Ltd. ADR	24,544	1,061
HUYA, Inc. ADR (a)	129,599	3,104
KE Holdings, Inc. (a)	4,806	295
Kweichow Moutai Co., Ltd., Class A	14,500	3,566
Meituan Dianping, Class B (a)(b)	217,100	6,839
New Frontier Health Corp. (a)	7,725	59
Shenzhou International Group Holdings Ltd. (b)	168,600	2,871
TAL Education Group ADR (a)	77,986	5,930
Tencent Holdings Ltd. (b)	66,800	4,512
Trip.com Group Ltd. ADR (a)	127,866	3,982
Tsingtao Brewery Co., Ltd. H Shares (b)	214,000	1,751
		49,736
Hong Kong (0.3%)
Alphamab Oncology (a)	153,000	301
India (11.0%)
HDFC Bank Ltd. (a)	224,717	3,299
HDFC Bank Ltd. ADR (a)	23,657	1,182
ICICI Bank Ltd. ADR (a)	315,900	3,105
IndusInd Bank Ltd. (a)	66,988	481
Kotak Mahindra Bank Ltd. (a)	129,540	2,237
		10,304
Korea, Republic of (4.7%)
NAVER Corp.	17,148	4,358
Mexico (0.7%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	56,025	650
Taiwan (6.6%)
Nien Made Enterprise Co., Ltd.	85,000	1,016
Silergy Corp.	13,000	771
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,700	4,434
		6,221
United States (8.0%)
EPAM Systems, Inc. (a)	8,325	2,691
MercadoLibre, Inc. (a)	4,398	4,761
		7,452
Total Common Stocks (Cost $73,143)		86,468
Short-Term Investment (7.7%)
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $7,210)	7,209,972	7,210

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Total Investments (99.9%) (Cost $80,353) (d)(e)(f)	93,678
Other Assets in Excess of Liabilities (0.1%)	92
Net Assets (100.0%)	$93,770

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended September 30, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $43,087,000 and 45.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,560,000 and the aggregate gross unrealized depreciation is approximately $235,000, resulting in net unrealized appreciation of approximately $13,325,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.9%
Internet & Direct Marketing Retail	21.6
Banks	11.0
Interactive Media & Services	9.5
Beverages	8.2
Diversified Consumer Services	8.2
Short-Term Investments	7.7
Semiconductors & Semiconductor Equipment	5.6
Food Products	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Argentina (1.0%)
Globant SA (a)	39,322	$7,047
Brazil (6.1%)
Hapvida Participacoes e Investimentos SA	592,566	6,557
Localiza Rent a Car SA	821,613	8,291
Lojas Renner SA	776,564	5,483
Pagseguro Digital Ltd., Class A (a)(b)	190,751	7,193
Petroleo Brasileiro SA	1,095,211	3,855
Petroleo Brasileiro SA (Preference)	1,320,417	4,611
Rumo SA (a)	1,659,106	5,631
		41,621

China (38.2%)
Alibaba Group Holding Ltd. (a)(c)	499,700	18,345
Alibaba Group Holding Ltd. ADR (a)	154,316	45,366
Anhui Conch Cement Co., Ltd., Class A	899,767	7,343
China Construction Bank Corp. H Shares (c)	14,201,120	9,227
China International Capital Corp., Ltd. H Shares (a)(b)(c)	1,767,200	4,110
China Mengniu Dairy Co., Ltd. (a)(c)	2,577,000	12,155
China Resources Beer Holdings Co., Ltd. (c)	1,968,000	12,087
China Resources Land Ltd. (c)	770,000	3,512
CSPC Pharmaceutical Group Ltd. (c)	3,559,200	6,948
Hua Hong Semiconductor Ltd. (a)(b)(c)	1,834,000	7,066
Jiangsu Hengrui Medicine Co., Ltd., Class A	268,616	3,556
Joincare Pharmaceutical Group Industry Co. Ltd.	1,132,500	2,845
Kweichow Moutai Co., Ltd., Class A	91,449	22,492
New Oriental Education & Technology Group, Inc. ADR (a)	61,802	9,239
Ping An Insurance Group Co. of China Ltd., Class A	421,274	4,737
Ping An Insurance Group Co. of China Ltd. H Shares (c)	322,000	3,343
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares (c)	1,312,000	2,625
Shenzhou International Group Holdings Ltd. (c)	621,000	10,575
Sino Biopharmaceutical Ltd. (c)	4,795,500	5,251
TAL Education Group ADR (a)	85,301	6,486
Tencent Holdings Ltd. (c)	763,100	51,542
Universal Scientific Industrial Shanghai Co., Ltd., Class A	1,344,853	5,086
Yihai International Holding Ltd. (a)(c)	348,000	5,466
		259,402
Hong Kong (1.0%)
Hong Kong Exchanges & Clearing Ltd.	143,700	6,764
Hungary (1.1%)
Richter Gedeon Nyrt	348,447	7,355
India (6.5%)
Bharti Airtel Ltd.	756,861	4,327
Eicher Motors Ltd.	110,893	3,311
HDFC Bank Ltd. ADR (a)	96,517	4,822
ICICI Bank Ltd. (a)	959,548	4,640
ICICI Prudential Life Insurance Co., Ltd.	531,544	3,041
Infosys Ltd.	522,897	7,190
Infosys Ltd. ADR	163,670	2,260
Marico Ltd.	356,493	1,756
Reliance Industries Ltd.	396,587	9,867

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Shree Cement Ltd.	9,820	2,705
		43,919
Indonesia (1.4%)
Bank Central Asia Tbk PT	5,165,200	9,429
Korea, Republic of (7.6%)
Kakao Corp.	21,492	6,683
NCSoft Corp.	5,081	3,502
Samsung Biologics Co., Ltd. (a)	6,012	3,544
Samsung Electronics Co., Ltd.	653,681	32,451
SK Hynix, Inc.	75,367	5,403
		51,583
Mexico (1.6%)
Grupo Aeroportuario del Centro Norte SAB de CV (a)	1,054,321	4,834
Wal-Mart de Mexico SAB de CV	2,698,030	6,456
		11,290
Peru (0.7%)
Cia de Minas Buenaventura SAA ADR	377,755	4,616
Poland (3.6%)
CD Projekt SA (a)	58,434	6,327
Jeronimo Martins SGPS SA	375,084	6,032
LPP SA (a)	3,080	5,234
PLAY Communications SA	674,711	6,742
		24,335
Russia (6.8%)
LUKOIL PJSC ADR	104,180	6,020
Novatek PJSC (Registered GDR)	53,617	7,339
Novolipetsk Steel PJSC GDR	252,600	5,593
TCS Group Holding PLC GDR	261,989	6,910
X5 Retail Group N.V. GDR	231,215	8,545
Yandex N.V., Class A (a)	182,104	11,882
		46,289
South Africa (2.0%)
Capitec Bank Holdings Ltd.	108,343	6,673
Clicks Group Ltd.	506,816	6,709
		13,382
Taiwan (11.6%)
ASE Technology Holding Co., Ltd.	1,759,626	3,623
Delta Electronics, Inc.	706,000	4,636
Largan Precision Co., Ltd.	11,000	1,288
MediaTek, Inc.	441,000	9,344
Mega Financial Holding Co., Ltd.	153,000	148
Taiwan Semiconductor Manufacturing Co., Ltd.	3,706,205	55,756
Vanguard International Semiconductor Corp.	1,205,000	4,031
		78,826
Thailand (0.3%)
Muangthai Capital PCL (Foreign Shares) (a)	1,405,400	2,202

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Turkey (0.7%)
Migros Ticaret AS (a)	877,538	4,680
United Kingdom (2.3%)
Avast PLC	1,254,980	8,520
Mondi PLC	355,733	7,541
		16,061
United States (5.8%)
ASML Holding NV	43,357	16,011
EPAM Systems, Inc. (a)	22,870	7,393
MercadoLibre, Inc. (a)	6,746	7,302
NIKE, Inc., Class B	68,473	8,596
		39,302
Total Common Stocks (Cost $449,167)		668,103

Short-Term Investments (2.1%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $3,543)	3,542,730	3,543
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $10,736)	10,735,908	10,736
Total Short-Term Investments (Cost $14,279)		14,279
Total Investments (100.4%) (Cost $463,446) Including $9,604 of Securities Loaned (e)(f)(g)		682,382
Liabilities in Excess of Other Assets (-0.4%)		(3,047)
Net Assets (100.0%)		$679,335

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $9,604,000 and $10,082,000, respectively. The Fund received cash collateral of approximately $3,543,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $6,539,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $478,659,000 and 70.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $231,247,000 and the aggregate gross unrealized depreciation is approximately $12,311,000, resulting in net unrealized appreciation of approximately $218,936,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	54.1%
Semiconductors & Semiconductor Equipment	14.9
Internet & Direct Marketing Retail	10.5
Interactive Media & Services	10.3
Banks	5.1
Beverages	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Fixed Income Opportunities Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2020 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (94.8%)
Argentina (2.3%)
Corporate Bonds (1.9%)
Pampa Energia SA,
9.13%, 4/15/29 (a)		$300	$235
Province of Santa Fe,
6.90%, 11/1/27 (a)		200	130
Provincia de Cordoba,
7.45%, 9/1/24 (a)		330	190
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)(b)(c)		230	129
Telecom Argentina SA,
8.00%, 7/18/26 (a)		50	41
			725
Sovereign (0.4%)
Argentine Republic Government International Bond,
0.13%, 7/9/30 – 7/9/35 (d)		359	141
1.00%, 7/9/29		24	11
			152
			877
Armenia (0.7%)
Corporate Bond (0.7%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25 (a)		270	258
			258
Azerbaijan (0.4%)
Sovereign (0.4%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		150	145

Bahrain (0.8%)
Sovereign (0.8%)
Bahrain Government International Bond,
7.50%, 9/20/47		300	320

Belarus (0.5%)
Sovereign (0.5%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		200	188

Brazil (5.2%)
Corporate Bonds (1.8%)
CSN Resources SA,
7.63%, 4/17/26 (a)		260	263
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		200	208
Petrobras Global Finance BV,
6.75%, 6/3/50		140	152
Suzano Austria GmbH,
3.75%, 1/15/31		40	40
			663
Sovereign (3.4%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23 – 1/1/25	BRL	5,335	1,071

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Fixed Income Opportunities Portfolio
Portfolio of Investments

Third Quarter Report
September 30, 2020 (unaudited)(cont’d)

Brazilian Government International Bond,
3.88%, 6/12/30		$200	200
			1,271
			1,934

Chile (2.7%)
Corporate Bonds (1.8%)
Cencosud SA,
4.38%, 7/17/27		200	218
Colbun SA,
3.15%, 3/6/30 (a)		200	216
VTR Finance,
6.38%, 7/15/28 (a)		225	238
			672
Sovereign (0.9%)
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/26	CLP	225,000	329
			1,001
China (5.7%)
Corporate Bonds (2.9%)
China SCE Group Holdings Ltd.,
7.38%, 4/9/24		$250	253
Country Garden Holdings Co., Ltd.,
7.25%, 4/8/26		260	289
Scenery Journey Ltd.,
11.50%, 10/24/22		250	228
Yuzhou Group Holdings Co. Ltd.,
8.38%, 10/30/24		300	311
			1,081
Sovereign (2.8%)
China Government Bond,
3.13%, 11/21/29	CNY	4,900	716
3.29%, 10/18/23		940	140
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)		$200	214
			1,070
			2,151
Colombia (5.4%)
Corporate Bonds (3.6%)
Banco de Bogota SA,
4.38%, 8/3/27		300	316
Canacol Energy Ltd.,
7.25%, 5/3/25 (a)		200	206
Geopark Ltd.,
6.50%, 9/21/24 (a)		200	190
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)		200	193
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)		400	430
			1,335
Sovereign (1.8%)
Colombian TES,
Series B
6.00%, 4/28/28	COP	951,400	263
7.00%, 6/30/32		253,800	72
7.50%, 8/26/26		685,100	206

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Fixed Income Opportunities Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2020 (unaudited)(cont’d)

10.00%, 7/24/24		454,100	146
			687
			2,022
Costa Rica (0.5%)
Sovereign (0.5%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)		$200	189

Dominican Republic (2.3%)
Corporate Bond (1.1%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(e)		400	408

Sovereign (1.2%)
Dominican Republic International Bond,
5.88%, 1/30/60 (a)	DOP	300	285
9.75%, 6/5/26 (a)		10,550	185
			470
			878
Ecuador (0.6%)
Sovereign (0.6%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$20	10
0.50%, 7/31/30 – 7/31/40(a)		401	228
			238
Egypt (2.9%)
Corporate Bond (1.1%)
African Export-Import Bank (The),
3.99%, 9/21/29 (a)		390	403

Sovereign (1.8%)
Arab Republic of Egypt,
5.25%, 10/6/25		200	201
Egypt Government International Bond,
6.38%, 4/11/31 (a)	EUR	230	252
8.15%, 11/20/59 (a)		260	243
			696
			1,099
El Salvador (0.5%)
Sovereign (0.5%)
El Salvador Government International Bond,
7.12%, 1/20/50 (a)		$150	118
8.63%, 2/28/29 (a)		80	76
			194
Gabon (0.5%)
Sovereign (0.5%)
Gabon Government International Bond,
6.63%, 2/6/31 (a)		200	179

Ghana (0.5%)
Corporate Bond (0.5%)
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)		200	176

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Fixed Income Opportunities Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2020 (unaudited)(cont’d)

Guatemala (0.9%)
Sovereign (0.9%)
Guatemala Government Bond,
4.88%, 2/13/28		300	332

Hungary (0.6%)
Sovereign (0.6%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	62,000	214

India (1.2%)
Corporate Bonds (1.2%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)		$240	240
Vedanta Holdings Mauritius II Ltd.,
13.00%, 8/21/23 (a)		200	206
			446

Indonesia (6.9%)
Corporate Bonds (1.6%)
Indo Energy Finance II BV,
6.38%, 1/24/23		114	111
Jababeka International BV,
6.50%, 10/5/23 (a)		460	375
Soechi Capital Pte Ltd.,
8.38%, 1/31/23 (a)		200	121
			607
Sovereign (5.3%)
Indonesia Government International Bond,
4.45%, 4/15/70		230	274
Indonesia Treasury Bond,
7.00%, 9/15/30	IDR	3,300,000	223
7.50%, 8/15/32		3,790,000	259
8.13%, 5/15/24		5,017,000	365
8.38%, 3/15/34 – 4/15/39		5,600,000	404
8.75%, 5/15/31		1,310,000	99
9.00%, 3/15/29		1,395,000	106
Pertamina Persero PT,
6.50%, 11/7/48 (a)		$200	267
			1,997
			2,604
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)		200	192

Israel (0.8%)
Corporate Bond (0.8%)
Teva Pharmaceutical Finance Netherlands III BV,
7.13%, 1/31/25		300	316

Jamaica (0.9%)
Sovereign (0.9%)
Jamaica Government International Bond,
8.00%, 3/15/39		250	325

Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		200	199

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Fixed Income Opportunities Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2020 (unaudited)(cont’d)

Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (b)(c)		266	44

Malaysia (2.4%)
Sovereign (2.4%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	33
3.96%, 9/15/25		1,503	390
4.16%, 7/15/21		195	48
4.18%, 7/15/24		762	196
4.23%, 6/30/31		246	67
4.50%, 4/15/30		559	154
			888
Mexico (10.3%)
Corporate Bonds (1.6%)
Alpha Holding SA de CV,
10.00%, 12/19/22 (a)		$200	170
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	178
Trust Fibra Uno,
6.39%, 1/15/50 (a)		240	240
			588

Sovereign (8.7%)
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	1,495	68
7.50%, 6/3/27		13,502	679
7.75%, 5/29/31		5,070	259
8.00%, 12/7/23		2,072	103
10.00%, 12/5/24		15,250	821
Mexico Government International Bond,
4.50%, 4/22/29		$200	225
Petroleos Mexicanos,
6.50%, 3/13/27 – 1/23/29		626	577
6.95%, 1/28/60 (a)		365	283
7.69%, 1/23/50		300	251
			3,266
			3,854
Moldova (0.7%)
Corporate Bond (0.7%)
Aragvi Finance International DAC,
12.00%, 4/9/24 (a)		260	271

Nigeria (2.7%)
Corporate Bonds (2.2%)
Fidelity Bank PLC,
10.50%, 10/16/22 (a)		220	230
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		270	278
United Bank for Africa PLC,
7.75%, 6/8/22 (a)		300	301
			809
Sovereign (0.5%)
Nigeria Government International Bond,
7.14%, 2/23/30 (a)		200	191
			1,000

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Panama (1.1%)
Corporate Bond (0.5%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)		200	206

Sovereign (0.6%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	222
			428
Paraguay (1.9%)
Sovereign (1.9%)
Paraguay Government International Bond,
4.70%, 3/27/27 (a)		200	228
4.95%, 4/28/31 (a)		200	231
5.40%, 3/30/50 (a)		200	244
			703
Peru (1.7%)
Corporate Bond (0.6%)
Lima Metro Line 2 Finance Ltd.,
4.35%, 4/5/36 (a)		200	221

Sovereign (1.1%)
Peru Government Bond,
5.40%, 8/12/34	PEN	259	75
5.94%, 2/12/29		1,062	346
6.15%, 8/12/32		1	1
			422
			643

Poland (5.0%)
Sovereign (5.0%)
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	2,044	596
4.00%, 10/25/23		455	131
5.75%, 10/25/21 – 9/23/22		2,680	768
Republic of Poland Government International Bond,
5.00%, 3/23/22		$370	396
			1,891
Qatar (2.2%)
Sovereign (2.2%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)		200	232
4.82%, 3/14/49 (a)		430	581
			813
Romania (1.0%)
Sovereign (1.0%)
Romania Government Bond,
4.75%, 2/24/25	RON	1,545	395
Russia (5.3%)
Corporate Bond (0.8%)
Alfa Bank AO Via Alfa Bond Issuance PLC,
5.95%, 4/15/30		$300	297

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Sovereign (4.5%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	26,395	358
7.70%, 3/23/33		46,360	667
7.95%, 10/7/26		9,240	133
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42		$400	536
			1,694
			1,991
Saudi Arabia (1.2%)
Sovereign (1.2%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)		340	458

Senegal (0.9%)
Sovereign (0.9%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		350	346

Serbia (0.5%)
Sovereign (0.5%)
Serbia International Bond,
3.13%, 5/15/27 (a)	EUR	140	176

South Africa (4.4%)
Sovereign (4.4%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		$200	183
8.45%, 8/10/28 (a)		200	185
Republic of South Africa Government Bond,
8.00%, 1/31/30		19,061	1,040
8.25%, 3/31/32	ZAR	2,437	125
8.75%, 1/31/44		820	38
9.00%, 1/31/40		1,500	72
			1,643
Supernational (1.0%)
Sovereign (1.0%)
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (a)		$370	389

Tanzania, United Republic of (0.6%)
Corporate Bond (0.6%)
HTA Group Ltd.,
7.00%, 12/18/25 (a)		200	210
Thailand (1.9%)
Sovereign (1.9%)
Thailand Government Bond,
3.63%, 6/16/23	THB	9,000	307
4.88%, 6/22/29		10,434	425
			732
Turkey (2.2%)
Sovereign (2.2%)
Turkey Government Bond,
8.00%, 3/12/25	TRY	1,443	157
10.50%, 8/11/27		455	53
11.00%, 2/24/27		586	70
Turkey Government International Bond,
6.35%, 8/10/24		$330	330
7.25%, 12/23/23		200	207
			817

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Ukraine (1.9%)
Corporate Bond (0.6%)
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.13%, 7/19/24	EUR	200	226

Sovereign (1.3%)
Ukraine Government International Bond,
6.75%, 6/20/26 (a)		$100	114
7.75%, 9/1/26		380	379
			493
			719
United Arab Emirates (1.9%)
Corporate Bonds (1.9%)
DP World Crescent Ltd.,
4.85%, 9/26/28		220	244
DP World PLC,
5.63%, 9/25/48 (a)		200	229
MAF Global Securities Ltd.,
6.38%, 3/20/26 (f)		250	250
			723
Venezuela (0.1%)
Sovereign (0.1%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (b)(c)		1,582	47
Total Fixed Income Securities (Cost $37,371)			35,658

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00% expires 4/15/20 (g) (Cost $—)	1,495	1

Shares
Short-Term Investments (4.8%)
United States (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $1,373)	1,373,333	1,373

	Face Amount (000)
Egypt (1.0%)
Sovereign (1.0%)
Egypt Treasury Bills,
13.60%, 3/2/21	EGP	625	38
13.65%, 3/2/21		1,025	62
13.66%, 3/2/21		1,525	92
13.68%, 3/2/21		2,175	132
13.69%, 3/2/21		1,000	60
13.70%, 3/2/21		150	9
Total Sovereign (Cost $388)			393

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.16%, 1/28/21 (i) (Cost $30)	$30	30
Total Short-Term Investments (Cost $1,791)		1,796
Total Investments (99.6%) (Cost $39,162) (j)(k)(l)		37,455
Other Assets in Excess of Liabilities (0.4%)		142
Net Assets (100.0%)		$37,597

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Non-income producing security; bond in default.
(c)	Issuer in bankruptcy.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.
(e)	Consists of one or more classes of securities traded together as a unit.
(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2020.
(g)	Perpetual maturity date. Date disclosed is the last expiration date.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Rate shown is the yield to maturity at September 30, 2020.
(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(k)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(l)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,148,000 and the aggregate gross unrealized depreciation is approximately $2,854,000, resulting in net unrealized depreciation of approximately $1,706,000.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	MXN	10,280		$470	12/9/20	$9
Citibank NA	PLN	1,940		$517	12/9/20	15
Citibank NA		$264	HUF	80,000	12/9/20	(6)
Citibank NA	ZAR	6,000		$354	12/9/20	(2)
HSBC Bank PLC		$94	CNH	640	12/9/20	(—@ )
JPMorgan Chase Bank NA	IDR	2,800,000		$186	12/9/20	(1)
State Street Bank and Trust Co.	IDR	1,700,000		$113	12/9/20	(—@ )
UBS AG	EUR	690		$817	12/9/20	7
UBS AG		$639	CZK	14,240	12/9/20	(21)
						$1

@	—	Value is less than $500.
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Portfolio Composition
Classification	Percentage of Total Investments
Sovereign	66.8%
Corporate Bonds	28.4
Other*	4.8
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)

Common Stocks (98.5%)
Brazil (5.6%)
Pagseguro Digital Ltd., Class A (a)	49,401	$1,863
StoneCo Ltd., Class A (a)	43,722	2,312
		4,175
China (37.6%)
Agora, Inc. ADR (a)	19,448	836
Alibaba Group Holding Ltd. ADR (a)(b)	189,444	6,955
Kingdee International Software Group Co., Ltd. (a)(b)	610,000	1,591
Li Ning Co., Ltd. (b)	603,500	2,840
Meituan Dianping, Class B (a)(b)	195,500	6,159
New Oriental Education & Technology Group, Inc. ADR (a)	7,448	1,113
Ping An Healthcare and Technology Co., Ltd. (a)(b)	116,800	1,507
Tencent Holdings Ltd. (b)	83,800	5,660
Wuliangye Yibin Co., Ltd., Class A	50,100	1,633
		28,294
Germany (2.2%)
Delivery Hero SE (a)	14,531	1,667
Hong Kong (2.7%)
AIA Group Ltd.	3,800	38
Budweiser Brewing Co., APAC Ltd.	688,200	2,013
		2,051
India (19.2%)
Aarti Industries Ltd.	140,180	1,930
Apollo Hospitals Enterprise Ltd.	116,599	3,398
AU Small Finance Bank Ltd. (a)	185,002	1,637
Bajaj Finance Ltd.	69,655	3,121
HDFC Life Insurance Co., Ltd. (a)	159,802	1,213
Kotak Mahindra Bank Ltd. (a)	133,167	2,299
PI Industries Ltd.	27,231	729
SRF Ltd.	1,353	76
		14,403
Singapore (5.6%)
Sea Ltd. ADR (a)	27,482	4,233
Taiwan (11.3%)
Silergy Corp.	32,000	1,897
Taiwan Semiconductor Manufacturing Co., Ltd.	277,000	4,168
Voltronic Power Technology Corp.	71,334	2,423
		8,488
United States (14.3%)
Advanced Micro Devices, Inc. (a)	10,533	864
MercadoLibre, Inc. (a)	3,592	3,888
NIKE, Inc., Class B	21,785	2,735
NVIDIA Corp.	3,778	2,045
Visa, Inc., Class A	6,083	1,216
		10,748
Total Common Stocks (Cost $48,632)		74,059

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $1,959)	1,958,680	1,959
Total Investments (101.1%) (Cost $50,591) (d)(e)(f)		76,018
Liabilities in Excess of Other Assets (-1.1%)		(828)
Net Assets (100.0%)		$75,190

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $52,954,000 and 70.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,128,000 and the aggregate gross unrealized depreciation is approximately $701,000, resulting in net unrealized appreciation of approximately $25,427,000.
ADR	American Depositary Receipt.

Portfolio Composition
Classification	Percentage of Total Investments
Other*	31.0%
Internet & Direct Marketing Retail	24.6
Semiconductors & Semiconductor Equipment	11.8
Interactive Media & Services	7.4
Textiles, Apparel & Luxury Goods	7.3
Information Technology Services	7.1
Entertainment	5.6
Banks	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Brazil (7.2%)
Afya Ltd., Class A (a)	59,976	$1,634
Ambipar Participacoes e Empreendimentos S/A (a)	211,327	1,102
Boa Vista Serviscos SA (a)	463,139	1,159
Randon SA Implementos e Participacoes (Preference)	372,300	807
TOTVS SA	143,627	693
		5,395
China (19.1%)
Baozun, Inc. ADR (a)(b)	43,722	1,421
Beijing Thunisoft Corp., Ltd., Class A	307,522	1,084
Chengdu Jiafaantai Education Technology Co., Ltd.	376,550	1,067
China Education Group Holdings Ltd. (c)	560,000	1,030
China New Higher Education Group Ltd. (c)	2,546,000	1,648
DouYu International Holdings Ltd. ADR (a)	123,389	1,630
Focused Photonics Hangzhou, Inc., Class A (a)	473,946	1,061
Grandblue Environment Co., Ltd.	176,600	729
GreenTree Hospitality Group Ltd. ADR	76,354	1,038
Hua Hong Semiconductor Ltd. (a)(b)(c)	385,000	1,483
Laobaixing Pharmacy Chain JSC, Class A	63,280	772
LexinFintech Holdings Ltd. ADR (a)(b)	177,123	1,213
		14,176
Egypt (4.3%)
Cairo Investment & Real Estate Development Co. SAE	1,655,254	1,366
Edita Food Industries SAE	1,827,528	1,097
Fawry for banking & Payment (a)	443,828	719
		3,182
Hong Kong (1.9%)
Yeahka Ltd. (a)	230,000	1,435

India (17.0%)
Apollo Hospitals Enterprise Ltd.	33,930	989
Blue Star Ltd.	87,289	760
Cholamandalam Investment and Finance Co., Ltd.	498,095	1,690
CreditAccess Grameen Ltd. (a)	77,073	778
Dr Lal PathLabs Ltd.	39,435	1,007
Gulf Oil Lubricants India Ltd.	128,489	1,140
Indiamart Intermesh Ltd.	27,275	1,853
Info Edge India Ltd.	23,744	1,172
Spandana Sphoorty Financial Ltd. (a)	103,322	718
Subros Ltd.	229,922	800
TCI Express Ltd.	94,847	1,010
Varun Beverages Ltd.	74,871	710
		12,627
Indonesia (5.0%)
Bank BTPN Syariah Tbk PT	3,196,400	708
Map Aktif Adiperkasa PT (a)	5,706,300	767
Mitra Keluarga Karyasehat Tbk PT	8,648,400	1,425
Nippon Indosari Corpindo Tbk PT	9,845,300	814
		3,714
Kazakhstan (1.5%)
NAC Kazatomprom JSC GDR	75,877	1,108

Korea, Republic of (15.5%)
AfreecaTV Co., Ltd.	29,939	1,500
Big Hit Entertainment Co. Ltd. (a)	10,426	1,204
Cowintech Co. Ltd.	44,448	826

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Douzone Bizon Co., Ltd.	10,496	935
Ezwel Co. Ltd.	143,697	1,037
JYP Entertainment Corp.	21,977	714
KINX, Inc.	20,264	1,526
MegaStudyEdu Co., Ltd.	34,378	863
Nasmedia Co., Ltd.	29,302	867
Settle Bank, Inc./Korea	46,312	1,147
Studio Dragon Corp. (a)	12,859	921
		11,540
Mexico (0.7%)
Gentera SAB de CV (a)	1,769,951	499

Pakistan (1.0%)
MCB Bank Ltd.	715,305	750

Philippines (1.9%)
Puregold Price Club, Inc.	731,800	742
Shakey's Pizza Asia Ventures, Inc.	5,520,100	667
		1,409
Poland (2.4%)
11 bit studios SA (a)	9,979	1,251
LiveChat Software SA	21,751	511
		1,762
South Africa (1.1%)
Transaction Capital Ltd.	663,240	855

Taiwan (13.7%)
Acer Cyber Security, Inc.	228,378	1,269
ASPEED Technology, Inc.	18,000	712
Chief Telecom, Inc.	122,000	1,458
eCloudvalley Digital Technology Co. Ltd.	190,058	1,130
Innodisk Corp.	138,300	763
Merida Industry Co., Ltd.	159,000	1,289
Power Wind Health Industry, Inc.	15,702	85
Poya International Co., Ltd.	58,492	1,119
Sunny Friend Environmental Technology Co., Ltd.	185,000	1,472
Voltronic Power Technology Corp.	26,250	892
		10,189
United Arab Emirates (1.5%)
Network International Holdings PLC (a)	319,367	1,123

United Kingdom (1.5%)
DP Eurasia N.V. (a)(b)	2,286,323	1,136

United States (3.6%)
Arco Platform Ltd., Class A (a)(b)	33,795	1,380
Vasta Platform Ltd. (a)	82,552	1,274
		2,654
Total Common Stocks (Cost $66,545)		73,554

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Short-Term Investments (4.2%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,536)	1,536,288	1,536

Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,615)	1,614,839	1,615
Total Short-Term Investments (Cost $3,151)		3,151
Total Investments (103.1%) (Cost $69,696) Including $2,895 of Securities Loaned (e)(f)(g)		76,705
Liabilities in Excess of Other Assets (-3.1%)		(2,310)
Net Assets (100.0%)		$74,395

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $2,895,000 and $2,945,000, respectively. The Fund received cash collateral of approximately $1,536,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,409,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $58,500,000 and 78.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,403,000 and the aggregate gross unrealized depreciation is approximately $4,394,000, resulting in net unrealized appreciation of approximately $7,009,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	57.8%
Diversified Consumer Services	12.2
Information Technology Services	9.1
Consumer Finance	7.6
Entertainment	7.6
Software	5.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Argentina (4.1%)
Globant SA (a)	14,555	$2,609
Bangladesh (1.4%)
Brac Bank Ltd.	1,827,233	874
Egypt (7.4%)
Cairo Investment & Real Estate Development Co. SAE	1,161,175	958
Commercial International Bank Egypt SAE	736,989	3,108
Fawry For Banking & Payment (a)	388,693	630
		4,696
Kazakhstan (3.4%)
Halyk Savings Bank of Kazakhstan JSC GDR	55,021	586
NAC Kazatomprom JSC GDR	108,118	1,579
		2,165
Kenya (4.9%)
Safaricom PLC	11,141,561	3,066
Kuwait (6.5%)
National Bank of Kuwait	1,437,470	4,097
Morocco (6.1%)
Label Vie	5,865	1,870
Maroc Telecom	89,400	1,314
Societe d'Exploitation des Ports	32,421	639
		3,823
Nigeria (1.8%)
Nestle Nigeria PLC	405,894	1,134
Pakistan (2.0%)
MCB Bank Ltd.	1,177,878	1,235
Poland (7.3%)
11 bit studios SA (a)	9,688	1,214
CD Projekt SA (a)	25,181	2,727
LiveChat Software SA	28,017	658
		4,599
Romania (4.6%)
Banca Transilvania SA (a)	3,618,466	2,057
Societatea Nationala de Gaze Naturale Romgaz SA	128,553	879
		2,936
Russia (2.0%)
TCS Group Holding PLC GDR	48,735	1,285
Singapore (10.8%)
Sea Ltd. ADR (a)	44,255	6,817
Slovenia (3.3%)
Krka dd Novo mesto	21,787	2,097

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

United Arab Emirates (1.1%)
Network International Holdings PLC (a)	189,710	667
United Kingdom (4.0%)
Avast PLC	369,815	2,511
United States (7.0%)
MercadoLibre, Inc. (a)	4,061	4,396
Vietnam (20.7%)
Bank for Foreign Trade of Vietnam JSC	777,710	2,848
FPT Corp.	528,436	1,264
Mobile World Investment Corp. (a)	619,463	3,314
Sai Gon Cargo Service Corp.	265,470	1,388
Saigon Beer Alcohol Beverage Corp.	169,320	1,345
Vietnam Dairy Products JSC	605,592	2,866
		13,025
Total Common Stocks (Cost $43,538)		62,032
Investment Company (1.0%)
Nigeria (1.0%)
NewGold Issuer Ltd. (a) (Cost $819)	35,600	633
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $430)	430,110	430
Total Investments (100.1%) (Cost $44,787) (c)(d)(e)		63,095
Liabilities in Excess of Other Assets (-0.1%)		(74)
Net Assets (100.0%)		$63,021

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $42,053,000 and 66.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $19,922,000 and the aggregate gross unrealized depreciation is approximately $1,614,000, resulting in net unrealized appreciation of approximately $18,308,000.
GDR	Global Depositary Receipt.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.8%
Banks	23.5
Entertainment	17.0
Software	9.2
Internet & Direct Marketing Retail	7.0
Food Products	6.3
Specialty Retail	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Canada (10.0%)
FirstService Corp.	81,924	$10,811
Shopify, Inc., Class A (a)	19,362	19,807
		30,618
Denmark (1.4%)
Chr Hansen Holding A/S	38,550	4,279
France (2.8%)
Christian Dior SE	9,899	4,060
Hermes International	5,208	4,486
		8,546
India (1.4%)
HDFC Bank Ltd. ADR (a)	85,115	4,252
Israel (1.3%)
Wix.com Ltd. (a)	16,140	4,113
Netherlands (5.2%)
Adyen N.V. (a)	8,648	15,951
New Zealand (3.5%)
Xero Ltd. (a)	146,010	10,651
Singapore (6.6%)
Sea Ltd. ADR (a)	131,196	20,211
United Kingdom (7.6%)
Atlassian Corp., PLC, Class A (a)	59,998	10,907
Royalty Pharma PLC, Class A	299,994	12,621
		23,528
United States (55.3%)
Activision Blizzard, Inc.	54,195	4,387
Amazon.com, Inc. (a)	2,211	6,962
Coupa Software, Inc. (a)	36,437	9,992
Ecolab, Inc.	21,761	4,349
Farfetch Ltd., Class A (a)	440,499	11,083
HEICO Corp., Class A	40,879	3,624
Intercontinental Exchange, Inc.	19,800	1,981
Intuitive Surgical, Inc. (a)	21,388	15,176
MercadoLibre, Inc. (a)	9,416	10,193
Okta, Inc. (a)	49,083	10,496
Royal Gold, Inc.	3,591	431
S&P Global, Inc.	6,137	2,213
ServiceNow, Inc. (a)	16,382	7,945
Slack Technologies, Inc., Class A (a)	242,202	6,506
Spotify Technology SA (a)	55,506	13,464
Square, Inc., Class A (a)	95,863	15,583
Texas Pacific Land Trust	948	428
Twilio, Inc., Class A (a)	42,826	10,582
Twitter, Inc. (a)	226,030	10,058
Veeva Systems, Inc., Class A (a)	54,283	15,264

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Zoom Video Communications, Inc., Class A (a)	19,319	9,082
		169,799
Total Common Stocks (Cost $192,021)		291,948
Preferred Stocks (0.1%)
United States (0.1%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $77; acquired 4/16/14)	1,917	151
Lookout, Inc. Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	17
Palantir Technologies, Inc. Series G (a)(b) (acquisition cost — $6; acquired 7/19/12)	2,348	21
Palantir Technologies, Inc. Series H (a)(b) (acquisition cost — $4; acquired 10/25/13)	1,258	11
Palantir Technologies, Inc. Series H1 (a)(b) (acquisition cost — $4; acquired 10/25/13)	1,258	11
Total Preferred Stocks (Cost $164)		211
Short-Term Investment (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $14,982)	14,982,204	14,982
Total Investments Excluding Purchased Options (100.1%) (Cost $207,167)		307,141
Total Purchased Options Outstanding (0.1%) (Cost $847)		363
Total Investments (100.2%) (Cost $208,014) (e)(f)(g)		307,504
Liabilities in Excess of Other Assets (-0.2%)		(720)
Net Assets (100.0%)		$306,784

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2020 amounts to approximately $211,000 and represents 0.1% of net assets.
(c)	At September 30, 2020, the Fund held fair valued securities valued at approximately $168,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $12,000 relating to the Fund's investment in the Liquidity Funds.

(e)	The approximate fair value and percentage of net assets, $39,427,000 and 12.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $101,069,000 and the aggregate gross unrealized depreciation is approximately $1,579,000, resulting in net unrealized appreciation of approximately $99,490,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	47,104,572	47,105	$172	$285	$(113)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.10	Jul - 21	53,186,867	53,187	139	249	(110)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.49	May - 21	29,023,770	29,024	31	169	(138)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	32,872,723	32,873	21	144	(123)
							$363	$847	$(484)

CNH	–	Chinese Yuan Renminbi Offshore
USD	–	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.6%
Information Technology Services	24.9
Software	18.0
Entertainment	12.4
Internet & Direct Marketing Retail	9.2
Health Care Technology	5.0
Health Care Equipment & Supplies	4.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Canada (2.5%)
Franco-Nevada Corp.	4,486	$626
China (16.3%)
Alibaba Group Holding Ltd. ADR (a)	8,440	2,481
Tencent Holdings Ltd. ADR	24,133	1,633
		4,114
France (6.7%)
LVMH Moet Hennessy Louis Vuitton SE ADR	17,852	1,682
India (7.2%)
HDFC Bank Ltd. ADR (a)	36,533	1,825
Italy (2.2%)
Ferrari N.V.	3,078	566
Taiwan (7.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,847	1,933
United States (56.6%)
Danaher Corp.	3,505	755
Domino's Pizza, Inc.	2,908	1,237
Estee Lauder Cos., Inc. (The), Class A	5,012	1,094
JPMorgan Chase & Co.	2,216	213
Lennar Corp., Class A	10,343	845
Lululemon Athletica, Inc. (a)	3,182	1,048
Mastercard, Inc., Class A	5,464	1,848
Microsoft Corp.	10,679	2,246
NextEra Energy, Inc.	3,346	929
STORE Capital Corp. REIT	59,822	1,641
SVB Financial Group (a)	5,746	1,382
United Rentals, Inc. (a)	3,282	573
Waste Management, Inc.	4,054	459
		14,270
Total Common Stocks (Cost $19,387)		25,016
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $166)	166,096	166
Total Investments (99.9%) (Cost $19,553) (c)(d)		25,182
Other Assets in Excess of Liabilities (0.1%)		37
Net Assets (100.0%)		$25,219

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,845,000 and the aggregate gross unrealized depreciation is approximately $216,000, resulting in net unrealized appreciation of approximately $5,629,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.8%
Banks	13.6
Textiles, Apparel & Luxury Goods	10.8
Internet & Direct Marketing Retail	9.9
Software	8.9
Semiconductors & Semiconductor Equipment	7.7
Information Technology Services	7.3
Equity Real Estate Investment Trusts (REITs)	6.5
Interactive Media & Services	6.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Australia (2.0%)
Dexus REIT	5,187	$33
GPT Group (The) REIT	5,159	15
Scentre Group REIT	10,648	17
		65
Canada (0.3%)
RioCan Real Estate Investment Trust REIT	838	9
China (0.6%)
China Overseas Land & Investment Ltd. (a)	1,444	3
China Resources Land Ltd. (a)	3,282	15
		18
Finland (0.3%)
Citycon Oyj	1,361	11
France (6.1%)
Gecina SA REIT	631	83
ICADE REIT	33	2
Klepierre SA REIT	6,352	89
Mercialys SA REIT	3,580	20
		194
Germany (2.7%)
Deutsche Wohnen SE	1,703	85
Hong Kong (16.8%)
CK Asset Holdings Ltd.	1,935	10
Hongkong Land Holdings Ltd.	32,340	120
Hysan Development Co., Ltd.	8,547	26
Link REIT	5,097	42
Mandarin Oriental International Ltd. (b)	42,576	77
New World Development Co. Ltd.	2,511	12
Sino Land Co., Ltd.	10,338	12
Sun Hung Kai Properties Ltd.	9,182	118
Swire Properties Ltd.	29,456	78
Wharf Real Estate Investment Co., Ltd.	9,733	40
		535
Ireland (0.8%)
Hibernia REIT PLC	22,555	26
Japan (9.3%)
GLP J-REIT	1	2
Japan Hotel REIT Investment Corp.	81	40
Mitsubishi Estate Co., Ltd.	6,432	97
Mitsui Fudosan Co., Ltd.	4,713	82
Nippon Building Fund, Inc. REIT	8	45
Sumitomo Realty & Development Co., Ltd.	1,002	30
		296
Netherlands (0.9%)
Eurocommercial Properties N.V. CVA REIT	2,567	30
Norway (0.3%)
Entra ASA	746	10
Singapore (0.4%)
CapitaLand Ltd.	3,097	6

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

UOL Group Ltd.	937	5
		11
Spain (1.8%)
Inmobiliaria Colonial Socimi SA REIT	1,071	9
Merlin Properties Socimi SA REIT	5,736	48
		57
Sweden (0.5%)
Hufvudstaden AB, Class A	1,162	16
United Kingdom (8.8%)
British Land Co., PLC (The) REIT	14,209	62
Derwent London PLC REIT	1,221	41
Great Portland Estates PLC REIT	7,144	55
Hammerson PLC REIT (b)	161,604	34
Land Securities Group PLC REIT	11,944	80
St. Modwen Properties PLC	1,003	4
Urban & Civic PLC	1,129	3
		279
United States (45.8%)
American Campus Communities, Inc. REIT	301	11
AvalonBay Communities, Inc. REIT	691	103
Boston Properties, Inc. REIT	1,550	124
Camden Property Trust REIT	303	27
CubeSmart REIT	32	1
DiamondRock Hospitality Co. REIT	156	1
Equity Residential REIT	1,503	77
Essex Property Trust, Inc. REIT	93	19
Federal Realty Investment Trust REIT	188	14
Healthcare Realty Trust, Inc. REIT	552	17
Healthpeak Properties, Inc. REIT	64	2
Host Hotels & Resorts, Inc. REIT	7,363	79
Hudson Pacific Properties, Inc. REIT	2,163	47
Invitation Homes, Inc. REIT	421	12
JBG SMITH Properties REIT	783	21
Life Storage, Inc. REIT	242	26
Mack-Cali Realty Corp. REIT	2,943	37
Mid-America Apartment Communities, Inc. REIT	117	14
Paramount Group, Inc. REIT	2,716	19
ProLogis, Inc. REIT	342	34
Public Storage REIT	157	35
QTS Realty Trust, Inc., Class A REIT	64	4
Regency Centers Corp. REIT	1,239	47
RLJ Lodging Trust REIT	2,560	22
Simon Property Group, Inc. REIT	2,900	188
SITE Centers Corp. REIT	459	3
SL Green Realty Corp. REIT	4,427	205
Sunstone Hotel Investors, Inc. REIT	5,183	41
Taubman Centers, Inc. REIT	424	14
Ventas, Inc. REIT	1,623	68
Vornado Realty Trust REIT	3,165	107
Weingarten Realty Investors REIT	2,206	37
		1,456
Total Common Stocks (Cost $4,559)		3,098
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $18)	17,944	18

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Total Investments (98.0%) (Cost $4,577) (d)(e)(f)	3,116
Other Assets in Excess of Liabilities (2.0%)	64
Net Assets (100.0%)	$3,180

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $1,633,000 and 51.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $87,000 and the aggregate gross unrealized depreciation is approximately $1,548,000, resulting in net unrealized depreciation of approximately $1,461,000.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	31.1%
Office	24.5
Retail	17.8
Residential	11.8
Lodging/Resorts	8.3
Other*	6.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Canada (1.3%)
Franco-Nevada Corp.	1,031	$144
China (15.3%)
Alibaba Group Holding Ltd. ADR (a)	2,825	830
NetEase, Inc. ADR	449	204
Tencent Holdings Ltd. ADR	9,869	668
		1,702
France (3.6%)
LVMH Moet Hennessy Louis Vuitton SE	845	396
India (2.7%)
HDFC Bank Ltd. ADR (a)	5,910	295
Ireland (1.5%)
CRH PLC ADR	4,681	169
Italy (3.5%)
Ferrari N.V.	2,090	385
Japan (1.4%)
Nippon Telegraph & Telephone Corp. ADR	7,518	155
Singapore (1.0%)
Sea Ltd. ADR (a)	748	115
Taiwan (4.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,649	458
United Kingdom (8.0%)
Diageo PLC ADR	2,441	336
Experian PLC ADR	4,979	188
London Stock Exchange Group PLC	2,148	246
Ryanair Holdings PLC ADR (a)	1,390	114
		884
United States (56.8%)
Adobe, Inc. (a)	303	149
Ameriprise Financial, Inc.	1,447	223
Apple, Inc.	6,625	767
Chevron Corp.	822	59
Cigna Corp.	771	131
Comcast Corp., Class A	1,995	92
Danaher Corp.	1,693	365
Essex Property Trust, Inc. REIT	558	112
Estee Lauder Cos., Inc. (The), Class A	1,183	258
Euronet Worldwide, Inc. (a)	298	27
First Republic Bank	1,234	135
Fortune Brands Home & Security, Inc.	1,910	165
JPMorgan Chase & Co.	3,111	300
Lennar Corp., Class A	3,428	280
Lululemon Athletica, Inc. (a)	1,154	380
Mastercard, Inc., Class A	2,198	743
McDonald's Corp.	1,130	248
MGM Resorts International	1,729	38
Microsoft Corp.	3,225	678

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

NextEra Energy, Inc.	1,074	298
S&P Global, Inc.	279	101
STORE Capital Corp. REIT	9,603	263
SVB Financial Group (a)	728	175
Target Corp.	676	106
United Rentals, Inc. (a)	430	75
Veeva Systems, Inc., Class A (a)	520	146
		6,314
Total Investments (99.2%) (Cost $7,256) (b)(c)(d)		11,017
Other Assets in Excess of Liabilities (0.8%)		92
Net Assets (100.0%)		$11,109

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The approximate fair value and percentage of net assets, $642,000 and 5.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,971,000 and the aggregate gross unrealized depreciation is approximately $210,000, resulting in net unrealized appreciation of approximately $3,761,000.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.5%
Banks	8.2
Internet & Direct Marketing Retail	7.5
Software	7.5
Textiles, Apparel & Luxury Goods	7.0
Information Technology Services	7.0
Tech Hardware, Storage & Peripherals	7.0
Interactive Media & Services	6.1
Capital Markets	5.2
Total Investments	100.00%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Canada (7.6%)
Colliers International Group, Inc.	4,760	$317
Constellation Software, Inc.	159	177
		494
Finland (1.2%)
Revenio Group Oyj	1,794	81
Germany (2.8%)
CompuGroup Medical SE & Co. KGaA	1,355	125
Marley Spoon AG (a)	28,579	58
		183
New Zealand (3.9%)
Ryman Healthcare Ltd.	27,262	256
Poland (3.4%)
Dino Polska SA (a)	3,807	224
Sweden (5.5%)
AddLife AB (a)	17,658	274
Cellavision AB (a)	2,085	83
		357
United Kingdom (8.7%)
Blue Prism Group PLC (a)	3,392	58
Royalty Pharma PLC, Class A	6,952	292
Victoria PLC (a)	57,259	222
		572
United States (65.9%)
Appfolio, Inc., Class A (a)	1,146	163
Appian Corp. (a)	5,016	325
At Home Group, Inc. (a)	12,869	191
Cardlytics, Inc. (a)	4,212	297
Carvana Co. (a)	2,522	563
Fastly, Inc., Class A (a)	5,699	534
Floor & Decor Holdings, Inc. (a)	3,997	299
Flying Eagle Acquisition Corp., Class A (a)	20,573	250
GameStop Corp., Class A (a)(b)	9,689	99
Party City Holdco, Inc. (a)	45,032	117
Smartsheet, Inc., Class A (a)	5,410	267
Snowflake, Inc., Class A (a)(b)	634	159
Stitch Fix, Inc., Class A (a)	5,348	145
TransDigm Group, Inc.	187	89
UnitedHealth Group, Inc.	366	114
UTZ Brands, Inc.	3,267	59
Wayfair, Inc., Class A (a)	961	280
Zoom Video Communications, Inc., Class A (a)	422	198
ZoomInfo Technologies, Inc., Class A (a)	3,756	161
		4,310
Total Common Stocks (Cost $4,450)		6,477

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Short-Term Investments (5.4%)
Securities held as Collateral on Loaned Securities (4.2%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	221,348	221

	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc. (0.06%, dated 9/30/20, due 10/1/20; proceeds $34; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at $34)	$34	34
Merrill Lynch & Co., Inc. (0.05%, dated 9/30/20, due 10/1/20; proceeds $4; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $4)	4	4
Merrill Lynch & Co., Inc. (0.06%, dated 9/30/20, due 10/1/20; proceeds $13; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $13)	13	13
		51
Total Securities held as Collateral on Loaned Securities (Cost $272)		272

	Shares
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $81)	80,613	81
Total Short-Term Investments (Cost $353)		353
Total Investments (104.4%) (Cost $4,803) Including $258 of Securities Loaned (d)(e)(f)		6,830
Liabilities in Excess of Other Assets (-4.4%)		(287)
Net Assets (100.0%)		$6,543

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $258,000 and $272,000, respectively. The Fund received cash collateral of approximately $272,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $1,381,000 and 21.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,108,000 and the aggregate gross unrealized depreciation is approximately $81,000, resulting in net unrealized appreciation of approximately $2,027,000.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	39.8%
Specialty Retail	19.4
Software	18.1
Information Technology Services	10.6
Internet & Direct Marketing Retail	6.5
Health Care Providers & Services	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
France (5.2%)
L'Oreal SA	215,216	$70,037
LVMH Moet Hennessy Louis Vuitton SE	80,741	37,779
Pernod Ricard SA	240,297	38,312
		146,128
Germany (4.5%)
SAP SE	823,025	128,160
Italy (0.5%)
Davide Campari-Milano N.V.	1,311,793	14,318
Netherlands (2.0%)
Heineken N.V.	633,059	56,359
United Kingdom (17.2%)
British American Tobacco PLC	1,896,305	68,023
Experian PLC	720,854	27,086
Reckitt Benckiser Group PLC	2,622,408	255,698
RELX PLC (Euronext N.V.)	1,002,275	22,313
RELX PLC (LSE)	2,591,686	57,686
Unilever PLC	866,329	53,412
		484,218
United States (68.4%)
Abbott Laboratories	1,053,569	114,660
Accenture PLC, Class A	601,375	135,905
Automatic Data Processing, Inc.	703,375	98,114
Baxter International, Inc.	1,507,754	121,253
Becton Dickinson & Co.	438,996	102,146
Coca-Cola Co. (The)	1,063,580	52,509
Danaher Corp.	562,749	121,177
Factset Research Systems, Inc.	76,924	25,760
Fidelity National Information Services, Inc.	506,202	74,518
Fox Corp., Class A	846,493	23,558
Fox Corp., Class B (a)	462,909	12,947
Intercontinental Exchange, Inc.	514,482	51,474
Microsoft Corp.	1,161,608	244,321
Moody's Corp.	109,821	31,832
NIKE, Inc., Class B	355,135	44,584
Philip Morris International, Inc.	2,841,532	213,086
Procter & Gamble Co. (The)	997,635	138,661
Roper Technologies, Inc.	65,040	25,698
Thermo Fisher Scientific, Inc.	229,739	101,434
Visa, Inc., Class A	755,053	150,988
Zoetis, Inc.	263,262	43,536
		1,928,161
Total Common Stocks (Cost $2,133,384)		2,757,344
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $54,513)	54,513,171	54,513

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Total Investments (99.7%) (Cost $2,187,897) (c)(d)(e)	2,811,857
Other Assets in Excess of Liabilities (0.3%)	7,094
Net Assets (100.0%)	$2,818,951

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $83,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $829,183,000 and 29.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $674,364,000 and the aggregate gross unrealized depreciation is approximately $50,404,000, resulting in net unrealized appreciation of approximately $623,960,000.

Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.3%
Information Technology Services	16.3
Health Care Equipment & Supplies	16.3
Household Products	14.0
Software	13.3
Tobacco	10.0
Beverages	5.8
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (6.2%)
APA Group (Units) (a)	283,605	$2,108
Atlas Arteria Ltd. (Units) (a)	670,672	2,945
Spark Infrastructure Group	1,755,955	2,580
Sydney Airport (Units) (a)	419,422	1,781
Transurban Group (Units) (a)	725,802	7,411
		16,825
Brazil (0.3%)
Energisa SA (Units) (a)	102,700	752
Canada (10.1%)
Canadian Pacific Railway Ltd.	9,297	2,828
Enbridge, Inc.	213,807	6,246
Gibson Energy, Inc.	520,273	8,432
Pembina Pipeline Corp. (b)	125,038	2,654
TC Energy Corp.	175,902	7,385
		27,545
China (6.2%)
China Everbright Environment Group Ltd. (c)	9,442,000	5,398
China Gas Holdings Ltd. (c)	2,683,800	7,680
China Merchants Port Holdings Co., Ltd. (c)	182,000	187
China Tower Corp. Ltd. H Shares (c)	8,210,000	1,429
ENN Energy Holdings Ltd. (c)	84,300	925
Jiangsu Expressway Co., Ltd. H Shares (c)	1,192,000	1,203
		16,822
France (5.0%)
Aeroports de Paris	11,950	1,186
Getlink SE (d)	176,170	2,386
Vinci SA	119,053	9,948
		13,520

India (3.9%)
Azure Power Global Ltd. (d)	359,567	10,715
Italy (3.5%)
Atlantia SpA (d)	104,972	1,644
Infrastrutture Wireless Italiane SpA	276,000	3,045
Snam SpA	293,940	1,512
Terna Rete Elettrica Nazionale SpA	459,060	3,212
		9,413
Japan (0.8%)
East Japan Railway Co.	35,600	2,189
Mexico (2.7%)
Promotora y Operadora de Infraestructura SAB de CV (d)	1,030,606	7,248
New Zealand (0.7%)
Auckland International Airport Ltd. (d)	377,218	1,831
Spain (5.5%)
Aena SME SA (d)	21,580	3,005

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Atlantica Sustainable Infrastructure PLC	117,098	3,350
Cellnex Telecom SA	65,911	4,001
Ferrovial SA	147,753	3,589
Red Electrica Corp., SA	54,270	1,018
		14,963
Switzerland (0.6%)
Flughafen Zurich AG (Registered) (d)	11,620	1,594
United Kingdom (6.1%)
National Grid PLC	873,828	10,037
Pennon Group PLC	202,853	2,699
Severn Trent PLC	77,746	2,448
United Utilities Group PLC	130,318	1,439
		16,623
United States (47.5%)
Ameren Corp.	39,370	3,114
American Electric Power Co., Inc.	45,920	3,753
American Tower Corp. REIT	93,699	22,651
American Water Works Co., Inc.	48,760	7,064
Atmos Energy Corp.	70,366	6,726
Avangrid, Inc.	64,360	3,248
Cheniere Energy, Inc. (d)	81,763	3,783
CMS Energy Corp.	46,790	2,873
Crown Castle International Corp. REIT	88,050	14,660
Edison International	93,947	4,776
Essential Utilities, Inc.	142,179	5,723
Eversource Energy	79,591	6,650
Kinder Morgan, Inc.	381,940	4,709
NiSource, Inc.	209,078	4,600
ONEOK, Inc.	45,610	1,185
SBA Communications Corp. REIT	25,788	8,213
Sempra Energy	62,906	7,446
Targa Resources Corp.	58,320	818
Union Pacific Corp.	14,923	2,938
Waste Management, Inc.	51,600	5,840
Williams Cos., Inc. (The)	260,270	5,114
Xcel Energy, Inc.	41,680	2,876
		128,760
Total Common Stocks (Cost $222,567)		268,800
Short-Term Investments (1.4%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $1,567)	1,566,709	1,567

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $237; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at 242)	$237	237
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/20, due 10/1/20; proceeds $29; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $30)	29	29

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Merrill Lynch & Co., Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $91; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $93)	91	91
		357
Total Securities held as Collateral on Loaned Securities (Cost $1,924)		1,924

	Shares
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $2,005)	2,005,430	2,005
Total Short-Term Investments (Cost $3,929)		3,929
Total Investments (100.5%) (Cost $226,496) Including $2,602 of Securities Loaned (f)(g)(h)		272,729
Liabilities in Excess of Other Assets (-0.5%)		(1,422)
Net Assets (100.0%)		$271,307

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $2,602,000 and $2,781,000, respectively. The Fund received cash collateral of approximately $1,924,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $857,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $90,430,000 and 33.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $58,595,000 and the aggregate gross unrealized depreciation is approximately $12,362,000, resulting in net unrealized appreciation of approximately $46,233,000.
REITs	Real Estate Investment Trusts.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	26.3%
Communications	19.9
Electricity Transmission & Distribution	14.4
Other**	11.6
Water	9.2
Toll Roads	8.4
Renewables	5.2
Diversified	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (94.6%)
Argentina (0.4%)
Globant SA (a)	142,510	$25,541
Canada (2.1%)
Shopify, Inc., Class A (a)	122,969	125,794
China (14.5%)
Alibaba Group Holding Ltd. ADR (a)	569,363	167,381
China Resources Beer Holdings Co., Ltd. (b)	3,649,333	22,414
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,745,054	65,596
Meituan Dianping, Class B (a)(b)	6,921,900	218,049
TAL Education Group ADR (a)	4,212,923	320,351
Trip.com Group Ltd. ADR (a)	2,862,938	89,152
		882,943
Denmark (4.4%)
DSV A/S	1,645,698	266,938
France (2.4%)
Hermes International	173,019	149,013
India (4.6%)
HDFC Bank Ltd. (a)	15,492,382	227,425
ICICI Bank Ltd. ADR (a)	5,751,714	56,540
		283,965
Italy (1.9%)
Moncler SpA (a)	2,916,956	119,366
Japan (2.0%)
Keyence Corp.	264,900	123,835
Korea, Republic of (0.9%)
NAVER Corp.	205,780	52,293
United Kingdom (0.6%)
Fevertree Drinks PLC	1,189,944	35,565
United States (60.8%)
Adobe, Inc. (a)	453,312	222,318
Agilon Health Topco, Inc. (a)(c)(d) (acquisition cost — $11,376; acquired 11/7/18)	30,083	16,811
Alphabet, Inc., Class C (a)	149,638	219,908
Amazon.com, Inc. (a)	135,712	427,319
EPAM Systems, Inc. (a)	542,816	175,482
Facebook, Inc., Class A (a)	797,691	208,915
Farfetch Ltd., Class A (a)	2,233,048	56,183
Intuitive Surgical, Inc. (a)	114,149	80,993
Martin Marietta Materials, Inc.	112,250	26,419
Mastercard, Inc., Class A	1,008,480	341,038
salesforce.com, Inc. (a)	751,778	188,937
ServiceNow, Inc. (a)	638,049	309,454
Snowflake, Inc., Class A (a)	91,131	22,874
Spotify Technology SA (a)	615,335	149,262
Square, Inc., Class A (a)	884,061	143,704
Uber Technologies, Inc. (a)	7,156,993	261,087
Veeva Systems, Inc., Class A (a)	206,716	58,126

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Visa, Inc., Class A	885,355	177,044
Walt Disney Co. (The)	1,072,180	133,036
Workday, Inc., Class A (a)	325,816	70,093
Zillow Group, Inc., Class A (a)	584,811	59,382
Zoom Video Communications, Inc., Class A (a)	764,180	359,249
		3,707,634
Total Common Stocks (Cost $2,953,009)		5,772,887
Preferred Stocks (0.1%)
United States (0.1%)
Airbnb, Inc. Series D (a)(c)(d) (acquisition cost -$1,594; acquired 4/16/14)	39,153	3,093
Magic Leap Series C (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	137,829	—
Total Preferred Stocks (Cost $4,769)		3,093
Short-Term Investment (6.2%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $376,908)	376,908,381	376,908
Total Investments (100.9%) (Cost $3,334,686) (f)(g)(h)		6,152,888
Liabilities in Excess of Other Assets (-0.9%)		(54,648)
Net Assets (100.0%)		$6,098,240

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2020 amounts to approximately $19,904,000 and represents 0.3% of net assets.
(d)	At September 30, 2020, the Fund held fair valued securities valued at approximately $19,904,000, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $448,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $1,280,494,000 and 21.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(h)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,832,184,000 and the aggregate gross unrealized depreciation is approximately $13,982,000, resulting in net unrealized appreciation of approximately $2,818,202,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.2%
Software	19.1
Information Technology Services	16.0
Internet & Direct Marketing Retail	15.6
Interactive Media & Services	8.8
Short-Term Investments	6.1
Diversified Consumer Services	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Canada (9.2%)
Canadian National Railway Co.	427	$45
Constellation Software, Inc.	60	67
FirstService Corp.	1,138	150
		262
Denmark (3.6%)
Chr Hansen Holding A/S	935	104
France (11.8%)
Christian Dior SE	239	98
EssilorLuxottica SA (a)	219	30
Hermes International	121	104
L'Oreal SA	138	45
Remy Cointreau SA	333	61
		338
India (2.4%)
HDFC Bank Ltd. ADR (a)	1,407	70
Mexico (1.6%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	3,860	45
Netherlands (2.4%)
JDE Peet's BV (a)	1,669	68
Spain (1.5%)
Aena SME SA (a)	311	43
United Kingdom (8.9%)
Abcam PLC	2,557	40
Intertek Group PLC	584	48
Rentokil Initial PLC (a)	4,106	28
Royalty Pharma PLC, Class A	3,267	138
		254
United States (55.7%)
Amazon.com, Inc. (a)	55	173
ASML Holding NV	385	142
Autodesk, Inc. (a)	187	43
Costco Wholesale Corp.	292	104
Ecolab, Inc.	519	104
Facebook, Inc., Class A (a)	171	45
HEICO Corp., Class A	1,212	107
IHS Markit Ltd.	549	43
Intercontinental Exchange, Inc.	661	66
Intuitive Surgical, Inc. (a)	223	158
Linde PLC	189	45
Martin Marietta Materials, Inc.	203	48
Microsoft Corp.	211	44
Roper Technologies, Inc.	99	39
Royal Gold, Inc.	238	29
S&P Global, Inc.	218	79
Sherwin-Williams Co. (The)	61	43
Texas Pacific Land Trust	83	38
Veeva Systems, Inc., Class A (a)	701	197
Waste Connections, Inc.	426	44
		1,591
Total Common Stocks (Cost $2,223)		2,775

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $69)	69,391	69
Total Investments Excluding Purchased Options (99.5%) (Cost $2,292)		2,844
Total Purchased Options Outstanding (0.1%) (Cost $11)		4
Total Investments (99.6%) (Cost $2,303) (c)(d)(e)		2,848
Other Assets in Excess of Liabilities (0.4%)		10
Net Assets (100.0%)		$2,858

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $669,000 and 23.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $567,000 and the aggregate gross unrealized depreciation is approximately $22,000, resulting in net unrealized appreciation of approximately $545,000.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	CNH/USD		$8.48	May - 21	402,840	403	$	—@	$2	$(2)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	472,545	473		2	3	(1)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	584,065	584		—@	3	(3)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	534,767	535		2	3	(1)
								$4	$11	$(7)

@	–	Value is less than $500.
CNH	–	Chinese Yuan Renminbi Offshore
USD	–	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.1%
Chemicals	10.4
Textiles, Apparel & Luxury Goods	8.2
Health Care Technology	6.9
Internet & Direct Marketing Retail	6.1
Health Care Equipment & Supplies	5.5
Software	5.4
Real Estate Management & Development	5.3
Capital Markets	5.1
Semiconductors & Semiconductor Equipment	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Australia (2.7%)
Charter Hall Long Wale REIT	49,266	$178
Dexus REIT	428,337	2,744
Goodman Group REIT	18,637	241
GPT Group (The) REIT	294,995	830
Mirvac Group REIT	555,004	870
Scentre Group REIT	749,859	1,194
Stockland REIT	296,054	809
Vicinity Centres REIT	1,189,836	1,188
		8,054
Austria (0.1%)
CA Immobilien Anlagen AG	13,452	398
Canada (1.4%)
Boardwalk REIT	2,201	45
Dream Office Real Estate Investment Trust REIT	35,870	489
First Capital Real Estate Investment Trust	167,272	1,628
H&R Real Estate Investment Trust REIT	37,763	274
RioCan Real Estate Investment Trust REIT	151,973	1,605
SmartCentres Real Estate Investment Trust REIT	13,484	203
		4,244
China (1.9%)
China Resources Land Ltd. (a)	300,000	1,368
KWG Property Holding Ltd. (a)	338,691	583
Longfor Group Holdings Ltd. (a)	497,500	2,819
Shimao Group Holdings Ltd. (a)	207,000	864
		5,634

Finland (0.2%)
Kojamo Oyj	31,829	684
France (3.2%)
Carmila SA REIT	27,463	249
Covivio REIT	2,374	167
Gecina SA REIT	24,829	3,273
ICADE REIT	5,379	301
Klepierre SA REIT	271,968	3,807
Mercialys SA REIT	144,578	796
Unibail-Rodamco-Westfield REIT	21,123	779
		9,372
Germany (4.8%)
ADO Properties SA (b)	11,248	311
Alstria Office AG REIT	98,038	1,362
Deutsche Wohnen SE	83,221	4,159
LEG Immobilien AG	10,758	1,534
Vonovia SE	100,603	6,897
		14,263
Hong Kong (7.8%)
CK Asset Holdings Ltd.	225,500	1,108
ESR Cayman Ltd. (b)	191,000	596
Hang Lung Properties Ltd.	465,000	1,185

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Hongkong Land Holdings Ltd.	656,100	2,444
Hysan Development Co., Ltd.	84,014	253
Link REIT	489,701	4,013
New World Development Co. Ltd.	369,439	1,804
Sun Hung Kai Properties Ltd.	495,867	6,390
Swire Properties Ltd.	1,165,500	3,088
Wharf Real Estate Investment Co., Ltd.	510,075	2,091
		22,972
Ireland (0.7%)
Hibernia REIT PLC	1,743,549	2,036
Japan (10.4%)
Activia Properties, Inc. REIT	71	270
Advance Residence Investment Corp. REIT	373	1,099
Daiwa Office Investment Corp. REIT	108	618
GLP J-REIT	856	1,318
Hulic Co., Ltd.	40,000	375
Hulic REIT, Inc.	249	330
Invincible Investment Corp. REIT	355	106
Japan Hotel REIT Investment Corp.	601	297
Japan Prime Realty Investment Corp. REIT	101	313
Japan Real Estate Investment Corp. REIT	462	2,362
Kenedix Office Investment Corp. REIT	54	324
LaSalle Logiport REIT	365	611
Mitsubishi Estate Co., Ltd.	300,200	4,547
Mitsubishi Estate Logistics REIT Investment Corp. REIT	153	631
Mitsui Fudosan Co., Ltd.	237,100	4,126
Mitsui Fudosan Logistics Park, Inc. REIT	367	1,754
Mori Trust Sogo Reit, Inc.	269	340
Nippon Building Fund, Inc. REIT	657	3,719
Nippon Prologis, Inc. REIT	572	1,929
Nomura Real Estate Master Fund, Inc. REIT	993	1,244
Orix, Inc. J-REIT	222	342
Premier Investment Corp. REIT	129	150
Sumitomo Realty & Development Co., Ltd.	107,300	3,176
United Urban Investment Corp. REIT	706	786
		30,767
Malta (0.0%)
BGP Holdings PLC (b)(c)	12,867,024	18
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	80,130	928
NSI N.V. REIT	20,797	732
		1,660
Norway (0.5%)
Entra ASA	93,322	1,312
Norwegian Property ASA	193,914	231
		1,543
Singapore (2.1%)
Ascendas Real Estate Investment Trust REIT	581,789	1,392
CapitaLand Commercial Trust REIT	95,595	116
CapitaLand Mall Trust REIT	210,000	299
City Developments Ltd.	45,100	254
Frasers Centrepoint Trust REIT	217,100	384
Keppel DC REIT	650,700	1,391

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Mapletree Commercial Trust REIT	654,146	940
Mapletree Industrial Trust REIT	248,800	589
Mapletree Logistics Trust REIT	213,400	321
Mapletree North Asia Commercial Trust REIT	641,900	445
		6,131
Spain (1.1%)
Inmobiliaria Colonial Socimi SA REIT	146,418	1,208
Merlin Properties Socimi SA REIT	250,763	2,092
		3,300
Sweden (1.2%)
Atrium Ljungberg AB, Class B	32,663	533
Castellum AB	15,695	356
Fabege AB	102,634	1,419
Hufvudstaden AB, Class A	70,809	984
Kungsleden AB	29,532	280
		3,572
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	9,137	1,104
United Kingdom (5.4%)
British Land Co., PLC (The) REIT	868,019	3,784
Capital & Counties Properties PLC	216,555	312
Derwent London PLC REIT	62,746	2,077
Grainger PLC	22,687	87
Great Portland Estates PLC REIT	229,033	1,767
Hammerson PLC REIT (b)	4,991,347	1,051
Land Securities Group PLC REIT	618,168	4,162
Segro PLC REIT	57,300	689
St. Modwen Properties PLC	139,016	560
Urban & Civic PLC	432,559	1,176
Workspace Group PLC REIT	51,939	360
		16,025
United States (53.8%)
Alexandria Real Estate Equities, Inc. REIT	15,875	2,540
American Campus Communities, Inc. REIT	78,243	2,732
American Homes 4 Rent, Class A REIT	39,394	1,122
Apartment Investment & Management Co., Class A REIT	19,140	645
AvalonBay Communities, Inc. REIT	70,039	10,460
Boston Properties, Inc. REIT	95,422	7,662
Brixmor Property Group, Inc. REIT	83,070	971
Camden Property Trust REIT	35,522	3,161
Cousins Properties, Inc. REIT	73,080	2,089
CubeSmart REIT	110,364	3,566
Digital Realty Trust, Inc. REIT	43,740	6,419
Douglas Emmett, Inc. REIT	31,440	789
Duke Realty Corp. REIT	51,740	1,909
Equity Lifestyle Properties, Inc. REIT	10,647	653
Equity Residential REIT	109,331	5,612
Essex Property Trust, Inc. REIT	14,286	2,868
Exeter Industrial Value Fund, LP (b)(c)(d)	1,860,000	123
Extra Space Storage, Inc. REIT	7,548	808
First Industrial Realty Trust, Inc. REIT	16,360	651
Five Star Senior Living, Inc. (b)	3,569	18
Gaming and Leisure Properties, Inc. REIT	53,780	1,986
Healthcare Realty Trust, Inc. REIT	143,358	4,318

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Healthcare Trust of America, Inc., Class A REIT	57,719	1,501
Healthpeak Properties, Inc. REIT	145,317	3,945
Highwoods Properties, Inc. REIT	17,630	592
Host Hotels & Resorts, Inc. REIT	375,569	4,052
Hudson Pacific Properties, Inc. REIT	142,799	3,132
Invitation Homes, Inc. REIT	171,861	4,810
JBG SMITH Properties REIT	105,967	2,834
Kilroy Realty Corp. REIT	40,485	2,104
Lexington Realty Trust REIT	76,070	795
Life Storage, Inc. REIT	7,424	781
Macerich Co. (The) REIT	23,240	158
Mack-Cali Realty Corp. REIT	106,812	1,348
Mid-America Apartment Communities, Inc. REIT	12,350	1,432
NETSTREIT Corp.	136,020	2,484
Paramount Group, Inc. REIT	10,068	71
ProLogis, Inc. REIT	156,181	15,715
Public Storage REIT	23,736	5,286
QTS Realty Trust, Inc., Class A REIT	4,559	287
Regency Centers Corp. REIT	66,245	2,519
RLJ Lodging Trust REIT	240,950	2,087
Simon Property Group, Inc. REIT	199,586	12,909
SL Green Realty Corp. REIT	274,915	12,748
Sunstone Hotel Investors, Inc. REIT	376,290	2,988
Taubman Centers, Inc. REIT	24,970	831
UDR, Inc. REIT	26,374	860
Ventas, Inc. REIT	111,579	4,682
VEREIT, Inc. REIT	189,470	1,232
Vornado Realty Trust REIT	67,928	2,290
Weingarten Realty Investors REIT	174,351	2,957
Welltower, Inc. REIT	15,955	879
		159,411
Total Common Stocks (Cost $261,225)		291,188
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $1,100)	1,100,452	1,100
Total Investments (98.7%) (Cost $262,325) (f)(g)(h)		292,288
Other Assets in Excess of Liabilities (1.3%)		3,859
Net Assets (100.0%)		$296,147

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.

(c)	At September 30, 2020, the Fund held fair valued securities valued at approximately $141,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(d)	Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At September 30, 2020, this security had an aggregate market value of approximately $123,000, representing less than 0.05% of net assets.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $127,515,000 and 43.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $63,249,000 and the aggregate gross unrealized depreciation is approximately $33,286,000, resulting in net unrealized appreciation of approximately $29,963,000.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	25.0%
Office	20.3
Residential	17.3
Retail	14.0
Industrial	9.3
Other*	8.8
Health Care	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Canada (2.7%)
Constellation Software, Inc.	1,135	$1,261
France (2.1%)
L'Oreal SA	2,138	696
Sanofi	2,570	257
		953
Germany (11.0%)
Henkel AG & Co., KGaA (Preference)	21,453	2,244
SAP SE	18,031	2,808
		5,052
Hong Kong (1.6%)
AIA Group Ltd.	73,000	726
Taiwan (2.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,524	934
United Kingdom (13.1%)
Experian PLC	3,667	138
GlaxoSmithKline PLC	23,514	441
Prudential PLC	39,349	565
Reckitt Benckiser Group PLC	33,288	3,246
RELX PLC (Euronext N.V.)	11,703	260
RELX PLC (LSE)	36,878	821
Unilever PLC	8,840	545
		6,016
United States (65.7%)
Abbott Laboratories	15,468	1,683
Accenture PLC, Class A	9,664	2,184
Alphabet, Inc., Class A (a)	1,019	1,494
Amphenol Corp., Class A	8,921	966
Automatic Data Processing, Inc.	9,408	1,312
Baxter International, Inc.	23,991	1,929
Becton Dickinson & Co.	7,663	1,783
Cerner Corp.	11,830	855
Coca-Cola Co. (The)	9,405	464
Danaher Corp.	7,385	1,590
Factset Research Systems, Inc.	936	314
Fidelity National Information Services, Inc.	6,512	959
Fox Corp., Class A	10,340	288
Fox Corp., Class B (a)	8,845	247
Intercontinental Exchange, Inc.	7,100	710
Medtronic PLC	15,902	1,653
Microsoft Corp.	14,708	3,094
Moody's Corp.	909	264
NIKE, Inc., Class B	5,034	632
Procter & Gamble Co. (The)	14,720	2,046
Roper Technologies, Inc.	1,127	445
Texas Instruments, Inc.	4,902	700
Thermo Fisher Scientific, Inc.	3,049	1,346
Visa, Inc., Class A	12,524	2,504

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Zoetis, Inc.	4,324	715
		30,177
Total Common Stocks (Cost $36,804)		45,119
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $722)	722,282	722
Total Investments (99.8%) (Cost $37,526) (c)(d)(e)		45,841
Other Assets in Excess of Liabilities (0.2%)		102
Net Assets (100.0%)		$45,943

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $12,747,000 and 27.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,731,000 and the aggregate gross unrealized depreciation is approximately $416,000, resulting in net unrealized appreciation of approximately $8,315,000.
ADR	American Depositary Receipt.

Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.9%
Health Care Equipment & Supplies	18.9
Household Products	16.4
Software	15.6
Information Technology Services	15.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (94.6%)
Biotechnology (0.8%)
Alnylam Pharmaceuticals, Inc. (a)	417,835	$60,837
Moderna, Inc. (a)	789,321	55,844
		116,681
Entertainment (5.4%)
Netflix, Inc. (a)	338,247	169,133
Spotify Technology SA (a)	2,522,451	611,871
		781,004
Health Care Equipment & Supplies (8.2%)
DexCom, Inc. (a)	1,159,776	478,095
Intuitive Surgical, Inc. (a)	981,687	696,546
		1,174,641
Health Care Providers & Services (1.5%)
Guardant Health, Inc. (a)	1,872,487	209,306

Health Care Technology (5.6%)
Agilon Health Topco, Inc. (a)(b)(c) (acquisition cost — $25,030; acquired 11/7/18)	66,188	36,987
Livongo Health, Inc. (a)	547,057	76,616
Veeva Systems, Inc., Class A (a)	2,483,421	698,313
		811,916
Information Technology Services (24.0%)
Adyen N.V. (Netherlands) (a)	132,250	243,933
Fastly, Inc., Class A (a)	967,720	90,656
MongoDB, Inc. (a)	886,295	205,186
Okta, Inc. (a)	2,304,954	492,914
Shopify, Inc., Class A (Canada) (a)	859,382	879,122
Snowflake, Inc., Class A (a)(d)	307,888	77,280
Square, Inc., Class A (a)	5,792,852	941,628
Twilio, Inc., Class A (a)	2,072,927	512,200
		3,442,919
Interactive Media & Services (7.3%)
Snap, Inc., Class A (a)	10,016,869	261,540
Twitter, Inc. (a)	10,774,646	479,472
Zillow Group, Inc., Class C (a)	2,976,365	302,369
		1,043,381
Internet & Direct Marketing Retail (9.2%)
Amazon.com, Inc. (a)	244,153	768,772
Chewy, Inc., Class A (a)	3,234,218	177,332
Wayfair, Inc., Class A (a)	1,276,079	371,352
		1,317,456
Life Sciences Tools & Services (3.3%)
10X Genomics, Inc., Class A (a)	1,973,780	246,091
Illumina, Inc. (a)	756,073	233,687
		479,778

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Metals & Mining (0.1%)
Royal Gold, Inc.	163,583	19,658
Oil, Gas & Consumable Fuels (0.1%)
Texas Pacific Land Trust	42,484	19,184
Road & Rail (3.6%)
Uber Technologies, Inc. (a)	14,291,467	521,353
Semiconductors & Semiconductor Equipment (1.7%)
NVIDIA Corp.	438,693	237,429
Software (19.7%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	883,952	160,694
Coupa Software, Inc. (a)	1,533,880	420,651
Datadog, Inc., Class A (a)	2,208,361	225,606
Slack Technologies, Inc., Class A (a)	14,799,133	397,505
Trade Desk, Inc. (The), Class A (a)	1,016,988	527,593
Unity Software, Inc. (a)	743,465	64,890
Zoom Video Communications, Inc., Class A (a)	2,190,788	1,029,912
		2,826,851
Specialty Retail (4.1%)
Carvana Co. (a)	2,632,309	587,163
Total Common Stocks (Cost $6,385,659)		13,588,720
Preferred Stocks (0.3%)
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap Series C (a)(b)(c) (acquisition cost — $18,812; acquired 12/22/15)	816,725	—
Internet & Direct Marketing Retail (0.3%)
Airbnb, Inc. Series D (a)(b)(c) (acquisition cost — $20,638; acquired 4/16/14)	506,928	40,042
Total Preferred Stocks (Cost $39,450)		40,042
Short-Term Investments (4.1%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	24,794,166	24,794
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $3,748; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at $3,823)	$3,748	3,748
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/20, due 10/1/20; proceeds $467; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $477)	467	467

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Merrill Lynch & Co., Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $1,442; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $1,470)	1,442	1,442
		5,657
Total Securities held as Collateral on Loaned Securities (Cost $30,451)		30,451

	Shares	Value (000)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $567,642)	567,641,898	567,642
Total Short-Term Investments (Cost $598,093)		598,093
Total Investments Excluding Purchased Options (99.0%) (Cost $7,023,202)		14,226,855
Total Purchased Options Outstanding (0.1%) (Cost $43,143)		17,412
Total Investments (99.1%) (Cost $7,066,345) Including $28,897 of Securities Loaned (f)(g)(h)		14,244,267
Other Assets in Excess of Liabilities (0.9%)		127,534
Net Assets (100.0%)		$14,371,801

(a)	Non-income producing security.
(b)	At September 30, 2020, the Fund held fair valued securities valued at approximately $77,029,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2020 amounts to approximately $77,029,000 and represents 0.5% of net assets.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $28,897,000 and $30,451,000 respectively. The Fund received cash collateral of approximately $30,451,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $514,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $243,933,000 and 1.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund engaged in any cross-trade purchases of approximately $9,714,000.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(h)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,291,323,000 and the aggregate gross unrealized depreciation is approximately $113,401,000, resulting in net unrealized appreciation of approximately $7,177,922,000.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	2,209,996,914	2,209,997	$8,104	$13,383	$(5,279)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	1,640,578,609	1,640,579	1,027	7,164	(6,137)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	2,411,798,894	2,411,799	6,601	12,792	(6,191)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	1,570,361,464	1,570,361	1,680	9,804	(8,124)
							$17,412	$43,143	$(25,731)

CNH	–	Chinese Yuan Renminbi Offshore
USD	–	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.3%
Software	19.9
Other**	19.4
Internet & Direct Marketing Retail	9.6
Health Care Equipment & Supplies	8.3
Interactive Media & Services	7.3
Health Care Technology	5.7
Entertainment	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (86.4%)
Biotechnology (1.5%)
Editas Medicine, Inc. (a)	53,929	$1,513
Intellia Therapeutics, Inc. (a)	66,319	1,318
Passage Bio, Inc. (a)	121,335	1,591
Relay Therapeutics, Inc. (a)	31,676	1,349
		5,771
Diversified Holding Companies (6.6%)
Dragoneer Growth Opportunities Corp. (a)	332,944	4,079
Flying Eagle Acquisition Corp. (a)	1,462,829	17,788
Ribbit LEAP Ltd. (a)	324,329	4,216
		26,083
Diversified Telecommunication Services (2.1%)
Anterix, Inc.	257,140	8,411
Food Products (4.5%)
UTZ Brands, Inc. (b)	976,365	17,477
Health Care Equipment & Supplies (2.0%)
Outset Medical, Inc. (a)	78,081	3,904
Quotient Ltd. (a)	730,249	3,754
		7,658
Health Care Providers & Services (6.2%)
Covetrus, Inc. (a)	859,380	20,969
HealthEquity, Inc. (a)	62,168	3,193
		24,162
Health Care Technology (3.1%)
Inspire Medical Systems, Inc. (a)	71,257	9,196
Schrodinger, Inc. (a)	65,400	3,107
		12,303
Household Durables (2.1%)
Victoria PLC (United Kingdom) (a)	2,097,262	8,113
Information Technology Services (9.5%)
BigCommerce Holdings, Inc. (a)(b)	100,894	8,404
Fastly, Inc., Class A (a)	307,577	28,814
		37,218
Internet & Direct Marketing Retail (12.2%)
Overstock.com, Inc. (a)	383,957	27,894
Stitch Fix, Inc., Class A (a)(b)	742,608	20,147
		48,041
Life Sciences Tools & Services (7.7%)
Adaptive Biotechnologies Corp. (a)	37,340	1,816
Berkeley Lights, Inc. (a)	110,781	8,459
NanoString Technologies, Inc. (a)	446,946	19,979
		30,254

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Media (4.6%)
Cardlytics, Inc. (a)	256,311	18,088
Metals & Mining (0.2%)
Royal Gold, Inc.	6,089	732
Oil, Gas & Consumable Fuels (0.1%)
Texas Pacific Land Trust	1,272	574
Real Estate Management & Development (4.8%)
Redfin Corp. (a)	377,478	18,847
Software (13.0%)
Appfolio, Inc., Class A (a)	126,490	17,938
Appian Corp. (a)(b)	308,885	20,000
Bill.Com Holdings, Inc. (a)	73,370	7,360
MicroStrategy, Inc., Class A (a)	38,165	5,746
		51,044
Specialty Retail (5.4%)
GameStop Corp., Class A (a)(b)	346,943	3,539
Party City Holdco, Inc. (a)(b)	2,243,779	5,834
Vroom, Inc. (a)	226,535	11,730
		21,103
Trading Companies & Distributors (0.8%)
EVI Industries, Inc. (a)(b)	114,409	3,044
Total Common Stocks (Cost $260,913)		338,923
Preferred Stocks (3.8%)
Health Care Technology (2.7%)
Grand Rounds, Inc. Series B (a)(c)(d) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	10,559
Internet & Direct Marketing Retail (0.3%)
Overstock.com, Inc. Series A-1	14,625	921
Software (0.8%)
Lookout, Inc. Series F (a)(c)(d) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	3,162
Total Preferred Stocks (Cost $16,933)		14,642
Short-Term Investments (21.8%)
Securities held as Collateral on Loaned Securities (13.4%)
Investment Company (10.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	42,741,836	42,742

	Face Amount (000)	Value (000)
Repurchase Agreements (2.5%)
Barclays Capital, Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $6,461; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at $6,590)	$6,461	6,461

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Merrill Lynch & Co., Inc., (0.05%, dated 9/30/20, due 10/1/20; proceeds $806; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $822)	806	806
Merrill Lynch & Co., Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $2,485; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $2,535)	2,485	2,485
		9,752
Total Securities held as Collateral on Loaned Securities (Cost $52,494)		52,494

	Shares
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $33,022)	33,022,325	33,022
Total Short-Term Investments (Cost $85,516)		85,516
Total Investments Excluding Purchased Options (112.0%) (Cost $363,362)		439,081
Total Purchased Options Outstanding (0.1%) (Cost $1,036)		430
Total Investments (112.1%) (Cost $364,398) Including $50,610 of Securities Loaned (f)(g)(h)		439,511
Liabilities in Excess of Other Assets (-12.1%)		(47,355)
Net Assets (100.0%)		$392,156

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $50,610,000 and $52,617,000, respectively. The Fund received cash collateral of approximately $52,494,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $123,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	At September 30, 2020, the Fund held fair valued securities valued at approximately $13,721,000, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2020 amounts to approximately $13,721,000 and represents 3.5% of net assets.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $21,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund engaged in cross-trade purchases of approximately $185,000.
(g)	The approximate fair value and percentage of net assets, $8,113,000 and 2.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(h)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $100,423,000 and the aggregate gross unrealized depreciation is approximately $25,310,000, resulting in net unrealized appreciation of approximately $75,113,000.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep - 21	60,263,882	60,264	$221	$365	$(144)
Royal Bank of Scotland	USD/CNH	CNH	7.75	Jan - 21	39,285,388	39,285	25	172	(147)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul - 21	53,965,809	53,966	148	286	(138)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May - 21	34,162,018	34,162	36	213	(177)
							$430	$1,036	$(606)

CNH	–	Chinese Yuan Renminbi Offshore
USD	–	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	23.0%
Software	14.0
Internet & Direct Marketing Retail	12.7
Information Technology Services	9.6
Short-Term Investments	8.5
Life Sciences Tools & Services	7.8
Diversified Holding Companies	6.7
Health Care Providers & Services	6.3
Health Care Technology	5.9
Specialty Retail	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (92.5%)
Australia (3.4%)
Brookfield Infrastructure Partners LP	2,672,932	$127,285

Canada (6.5%)
Brookfield Asset Management, Inc., Class A	2,780,619	91,927
Brookfield Infrastructure Corp.	212,692	11,781
Canada Goose Holdings, Inc. (a)(b)	4,277,228	137,599
		241,307
China (11.3%)
Alibaba Group Holding Ltd. ADR (a)	370,495	108,918
Foshan Haitian Flavouring & Food Co., Ltd., Class A	5,907,921	141,177
TAL Education Group ADR (a)	2,225,190	169,204
		419,299
Denmark (11.5%)
Chr Hansen Holding A/S	903,790	100,326
DSV A/S	2,015,897	326,985
		427,311
France (8.8%)
Dassault Systemes SE	327,897	61,180
Hermes International	244,203	210,321
Pernod Ricard SA	346,029	55,169
		326,670
Germany (1.6%)
Adidas AG (a)	188,852	60,988

Hong Kong (2.9%)
AIA Group Ltd.	10,627,300	105,636

India (5.8%)
HDFC Bank Ltd. (a)	11,409,526	167,490
Kotak Mahindra Bank Ltd. (a)	2,773,930	47,894
		215,384
Italy (5.7%)
Davide Campari-Milano N.V.	6,393,727	69,784
Moncler SpA (a)	3,464,997	141,793
		211,577
Japan (9.7%)
Keyence Corp.	451,300	210,973
Pigeon Corp.	3,352,000	149,772
		360,745
Netherlands (7.3%)
Adyen N.V. (a)	58,071	107,111
ASML Holding N.V.	444,659	164,245
		271,356

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Sweden (1.7%)
Vitrolife AB (a)	2,338,681	63,812

Switzerland (5.1%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	693	61,745
Kuehne & Nagel International AG (Registered)	291,324	56,567
Straumann Holding AG (Registered)	69,344	70,148
		188,460
Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,484,021	120,310

United Kingdom (3.9%)
Diageo PLC	1,206,119	41,428
Rightmove PLC	12,770,431	103,241
		144,669
United States (4.1%)
EPAM Systems, Inc. (a)	475,348	153,671
Total Common Stocks (Cost $2,560,914)		3,438,480

Short-Term Investment (8.0%)

Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $296,498)	296,498,373	296,498
Total Investments (100.5%) (Cost $2,857,412) (d)(e)(f)		3,734,978
Liabilities in Excess of Other Assets (-0.5%)		(17,101)
Net Assets (100.0%)		$3,717,877

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	For the nine months ended September 30, 2020, the cost of purchases of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $112,512,000.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $337,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $2,517,785,000 and 67.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $893,777,000 and the aggregate gross unrealized depreciation is approximately $16,211,000, resulting in net unrealized appreciation of approximately $877,566,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.1%
Textiles, Apparel & Luxury Goods	14.7
Air Freight & Logistics	8.8
Short-Term Investments	7.9
Semiconductors & Semiconductor Equipment	7.6
Information Technology Services	7.0
Banks	5.8
Electronic Equipment, Instruments & Components	5.7
Food Products	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Australia (0.6%)
Aristocrat Leisure Ltd.	538,742	$11,749

Canada (6.4%)
Barrick Gold Corp.	1,939,782	54,484
Cameco Corp.	1,834,492	18,530
Constellation Software, Inc.	47,699	53,003
		126,017
China (2.8%)
Tencent Holdings Ltd. (a)	821,300	55,473

Finland (1.6%)
Neste Oyj	592,764	31,215

France (11.8%)
AXA SA	1,527,024	28,262
L'Oreal SA (BSRM)	41,949	13,651
LVMH Moet Hennessy Louis Vuitton SE	71,374	33,396
Pernod Ricard SA	202,543	32,293
Safran SA (b)	354,754	34,903
Sanofi	651,626	65,301
Thales SA	304,146	22,795
		230,601
Germany (16.7%)
Adidas AG (b)	39,691	12,818
Bayer AG (Registered)	594,485	36,676
Deutsche Post AG (Registered)	1,131,976	51,364
Fresenius SE & Co., KGaA	1,317,020	59,890
Henkel AG & Co., KGaA (Preference)	768,978	80,425
Infineon Technologies AG	408,676	11,519
SAP SE	474,374	73,869
		326,561
Hong Kong (3.7%)
AIA Group Ltd.	5,479,800	54,470
Minth Group Ltd.	3,932,000	17,170
		71,640
Italy (1.6%)
Moncler SpA (b)	746,989	30,568
Japan (10.6%)
FANUC Corp.	191,300	36,713
Hoya Corp.	269,100	30,386
Keyence Corp.	75,100	35,108
Kirin Holdings Co., Ltd.	1,606,400	30,172
Lion Corp.	1,557,600	31,976
Shiseido Co., Ltd.	226,700	13,124
Sumitomo Mitsui Financial Group, Inc.	1,041,851	29,131
		206,610
Korea, Republic of (3.0%)
LG Household & Health Care Ltd.	23,052	28,447

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Samsung Electronics Co., Ltd.	601,874	29,880
		58,327
Netherlands (3.7%)
Heineken N.V.	290,567	25,868
ING Groep N.V. (b)	2,028,403	14,477
Unilever N.V.	533,588	32,403
		72,748
Norway (0.9%)
Mowi ASA	1,012,432	18,013
Singapore (1.0%)
United Overseas Bank Ltd.	1,400,400	19,728
Spain (0.5%)
Bankinter SA	2,405,279	10,355
Sweden (2.8%)
Boliden AB	238,730	7,083
Epiroc AB, Class A	945,885	13,703
Hexagon AB, Class B (b)	439,411	33,190
		53,976
Switzerland (5.7%)
Alcon, Inc. (b)	139,730	7,922
Novartis AG (Registered)	656,043	56,961
Roche Holding AG (Genusschein)	133,719	45,804
		110,687
Taiwan (2.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	494,848	40,117
United Kingdom (22.7%)
Anglo American PLC	668,673	16,178
Associated British Foods PLC	1,418,337	34,147
Aviva PLC	2,300,447	8,511
BHP Group PLC (c)	1,103,527	23,543
British American Tobacco PLC	1,504,781	53,978
Experian PLC	246,249	9,253
GlaxoSmithKline PLC	2,746,959	51,499
Imperial Brands PLC	1,809,808	31,967
Legal & General Group PLC	1,589,691	3,863
M&G PLC	4,570,239	9,394
Man Group PLC	7,286,254	10,801
Prudential PLC	3,088,097	44,309
Reckitt Benckiser Group PLC	932,456	90,919
RELX PLC (Euronext N.V.)	1,377,902	30,675
RELX PLC (LSE)	1,150,684	25,612
		444,649
Total Common Stocks (Cost $1,427,000)		1,919,034
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $29,250)	29,250,229	29,250

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Total Investments (99.6%) (Cost $1,456,250) (e)(f)(g)	1,948,284
Other Assets in Excess of Liabilities (0.4%)	8,440
Net Assets (100.0%)	$1,956,724

Country assignments and aggregations are based generally on third party vendor classifications and information, ;and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $20,664,000 and $21,930,000 respectively. The Fund received non-cash collateral of approximately $21,930,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $44,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $1,752,900,000 and 89.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $590,709,000 and the aggregate gross unrealized depreciation is approximately $98,675,000, resulting in net unrealized appreciation of approximately $492,034,000.
ADR	American Depositary Receipt.
BSRM	Berlin Second Regulated Market.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	57.5%
Pharmaceuticals	13.2
Household Products	10.4
Insurance	7.2
Software	6.5
Metals & Mining	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (92.4%)
Argentina (1.1%)
Globant SA (a)	193,942	$34,758
Canada (8.4%)
Canada Goose Holdings, Inc. (a)(b)	4,383,337	141,012
Shopify, Inc., Class A (a)	117,412	120,109
		261,121
China (26.3%)
Alibaba Group Holding Ltd. ADR (a)	396,156	116,462
China Resources Beer Holdings Co., Ltd. (c)	7,934,666	48,734
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,296,704	102,675
KE Holdings, Inc. (a)	198,268	12,154
Meituan Dianping, Class B (a)(c)	5,383,400	169,584
New Frontier Health Corp. (a)	1,583,308	12,080
Shenzhou International Group Holdings Ltd. (c)	1,642,400	27,968
TAL Education Group ADR (a)	2,899,220	220,457
Tencent Holdings Ltd. (c)	547,600	36,987
Trip.com Group Ltd. ADR (a)	2,390,403	74,437
		821,538
Denmark (5.1%)
DSV A/S	986,697	160,045
France (3.2%)
Hermes International	117,521	101,215
Germany (3.5%)
Adidas AG (a)	150,352	48,555
HelloFresh SE (a)	1,068,886	59,402
		107,957
India (6.2%)
HDFC Bank Ltd. (a)	9,163,158	134,513
ICICI Bank Ltd. ADR (a)	2,906,986	28,576
Kotak Mahindra Bank Ltd. (a)	1,696,711	29,295
		192,384
Italy (3.5%)
Moncler SpA (a)	2,673,679	109,411
Japan (4.8%)
Keyence Corp.	243,500	113,831
Pigeon Corp.	833,400	37,238
		151,069
Korea, Republic of (2.5%)
NAVER Corp.	312,951	79,528
Netherlands (5.3%)
Adyen N.V. (a)	39,966	73,717
ASML Holding N.V.	151,381	55,916
Just Eat Takeaway.com N.V (a)	328,697	36,796
		166,429
Sweden (1.5%)
Vitrolife AB (a)	1,677,497	45,771
Switzerland (1.5%)
Straumann Holding AG (Registered)	47,473	48,024

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Taiwan (3.5%)
Taiwan Semiconductor Manufacturing Co., Ltd.	7,346,000	110,514
United Kingdom (2.5%)
Fevertree Drinks PLC	1,274,493	38,092
Rightmove PLC	4,944,665	39,975
		78,067
United States (13.5%)
EPAM Systems, Inc. (a)	352,745	114,035
Farfetch Ltd., Class A (a)	2,938,763	73,939
MercadoLibre, Inc. (a)	57,053	61,759
Spotify Technology SA (a)	704,030	170,777
		420,510
Total Common Stocks (Cost $1,906,255)		2,888,341
Short-Term Investment (7.5%)
Investment Company (7.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $235,372)	235,371,861	235,372
Total Investments (99.9%) (Cost $2,141,627) (e)(f)(g)		3,123,713
Other Assets in Excess of Liabilities (0.1%)		3,658
Net Assets (100.0%)		$3,127,371

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	For the nine months ended September 30, 2020, the cost of purchases and the proceeds from sales of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $110,489,000 and $808,000, respectively, including net realized loss of approximately $71,000.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $245,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $1,707,786,000 and 54.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $995,250,000 and the aggregate gross unrealized depreciation is approximately $13,164,000, resulting in net unrealized appreciation of approximately $982,086,000.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	19.0%
Other*	15.8
Textiles, Apparel & Luxury Goods	13.7
Information Technology Services	9.8
Short-Term Investments	7.5
Diversified Consumer Services	7.1
Banks	6.2
Entertainment	5.5
Semiconductors & Semiconductor Equipment	5.3
Air Freight & Logistics	5.1
Interactive Media & Services	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Aerospace & Defense (5.0%)
HEICO Corp., Class A	1,606	$142
Capital Markets (4.9%)
Intercontinental Exchange, Inc.	644	65
S&P Global, Inc.	206	74
		139
Chemicals (7.5%)
Ecolab, Inc.	715	143
Sherwin-Williams Co. (The)	101	70
		213
Commercial Services & Supplies (3.0%)
Cintas Corp.	87	29
Copart, Inc. (a)	268	28
Rollins, Inc.	530	29
		86
Construction Materials (2.8%)
Martin Marietta Materials, Inc.	335	79
Distributors (1.1%)
Pool Corp.	92	31
Diversified Consumer Services (1.0%)
Service Corp. International	670	28
Entertainment (2.0%)
Madison Square Garden Sports Corp., Class A (a)	191	29
Walt Disney Co. (The)	223	27
		56
Equity Real Estate Investment Trusts (REITs) (2.0%)
American Tower Corp. REIT	117	28
Equinix, Inc. REIT	38	29
		57
Food & Staples Retailing (5.0%)
Costco Wholesale Corp.	402	143
Health Care Equipment & Supplies (6.5%)
IDEXX Laboratories, Inc. (a)	78	30
Intuitive Surgical, Inc. (a)	218	155
		185
Health Care Technology (6.5%)
Veeva Systems, Inc., Class A (a)	660	186
Hotels, Restaurants & Leisure (2.4%)
Starbucks Corp.	491	42
Vail Resorts, Inc.	127	27
		69

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Industrial Conglomerates (2.3%)
Roper Technologies, Inc.	164	65
Information Technology Services (1.0%)
Gartner, Inc. (a)	222	28
Interactive Media & Services (2.7%)
Facebook, Inc., Class A (a)	291	76
Internet & Direct Marketing Retail (7.7%)
Amazon.com, Inc. (a)	69	217
Metals & Mining (1.0%)
Royal Gold, Inc.	237	28
Oil, Gas & Consumable Fuels (1.3%)
Texas Pacific Land Trust	79	36
Pharmaceuticals (5.1%)
Royalty Pharma PLC, Class A (United Kingdom)	2,348	99
Zoetis, Inc.	284	47
		146
Professional Services (2.0%)
CoStar Group, Inc. (a)	34	29
Verisk Analytics, Inc.	155	29
		58
Real Estate Management & Development (3.8%)
FirstService Corp.	812	107
Semiconductors & Semiconductor Equipment (3.5%)
ASML Holding NV	265	98
Software (12.7%)
ANSYS, Inc. (a)	91	30
Appfolio, Inc., Class A (a)	199	28
Autodesk, Inc. (a)	310	72
Cadence Design Systems, Inc. (a)	276	29
Guidewire Software, Inc. (a)	263	27
Microsoft Corp.	482	101
Synopsys, Inc. (a)	139	30
Tyler Technologies, Inc. (a)	125	44
		361
Specialty Retail (1.0%)
Home Depot, Inc. (The)	106	29
Tech Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	390	45
Textiles, Apparel & Luxury Goods (1.6%)
NIKE, Inc., Class B	364	46
Trading Companies & Distributors (2.0%)
Fastenal Co.	622	28

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Watsco, Inc.	120	28
		56
Total Common Stocks (Cost $2,175)		2,810
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $40)	39,565	40
Total Investments Excluding Purchased Options (100.4%) (Cost $2,215)		2,850
Total Purchased Options Outstanding (0.1%) (Cost $8)		4
Total Investments (100.5%) (Cost $2,223) (c)(d)		2,854
Liabilities in Excess of Other Assets (-0.5%)		(14)
Net Assets (100.0%)		$2,840

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $640,000 and the aggregate gross unrealized depreciation is approximately $9,000, resulting in net unrealized appreciation of approximately $631,000.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2020:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.98	Sep - 21	561,500	562	$2	$3	$(1)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.10	Jul - 21	591,131	591	2	3	(1)
JP Morgan Chase Bank NA	USD/CNH	CNH	8.49	May - 21	425,580	426	-@	2	(2)
							$4	$8	$(4)

@	–	Value is less than $500.
CNH	–	Chinese Yuan Renminbi Offshore
USD	–	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.1%
Software	12.7
Internet & Direct Marketing Retail	7.6
Chemicals	7.5
Health Care Technology	6.5
Health Care Equipment & Supplies	6.5
Pharmaceuticals	5.1
Food & Staples Retailing	5.0
Aerospace & Defense	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (71.2%)
Australia (2.4%)
APA Group	3,583	$27
Atlas Arteria Ltd.	7,392	33
CSL Ltd.	140	29

Dexus REIT	7,044	45
GPT Group (The) REIT	4,328	12
Scentre Group REIT	8,974	14
Spark Infrastructure Group	25,266	37
Sydney Airport	5,641	24
Transurban Group	9,732	99
Wesfarmers Ltd.	1,422	46
		366
Canada (3.5%)
Canadian Pacific Railway Ltd.	126	38
Canadian Tire Corp., Ltd., Class A	3	—@
Enbridge, Inc.	2,739	80
Gibson Energy, Inc.	7,426	120
Manulife Financial Corp.	29	—@
National Bank of Canada	561	28
Pembina Pipeline Corp.	1,868	40
RioCan Real Estate Investment Trust REIT	3,543	38
Royal Bank of Canada	395	28
Sun Life Financial, Inc.	813	33
TC Energy Corp.	2,522	106
TELUS Corp.	1,605	28
		539
China (1.7%)
China Everbright International Ltd. (a)	119,780	68
China Gas Holdings Ltd. (a)	36,518	105
China Merchants Port Holdings Co., Ltd. (a)	6,000	6
China Overseas Land & Investment Ltd. (a)	1,896	5
China Resources Land Ltd. (a)	3,264	15
China Tower Corp. Ltd. H Shares (a)	129,919	23
ENN Energy Holdings Ltd. (a)	1,167	13
Jiangsu Expressway Co., Ltd. H Shares (a)	27,138	27
		262
Denmark (0.1%)
Orsted A/S	69	10
Finland (0.1%)
Citycon Oyj	1,283	10
France (3.6%)
Aeroports de Paris (ADP)	166	16
Air Liquide SA	270	43
Edenred	9	—@
Gecina SA REIT	712	94
Getlink SE (b)	2,296	31
ICADE REIT	54	3
Klepierre SA REIT	6,402	90
L'Oreal SA (BSRM)	106	35
LVMH Moet Hennessy Louis Vuitton SE	75	35
Mercialys SA REIT	3,720	20
STMicroelectronics N.V.	1,156	35
Vinci SA	1,683	141
		543

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Germany (1.5%)
BASF SE	761	46
Deutsche Wohnen SE	1,738	87
LANXESS AG	433	25
Siemens AG (Registered)	298	38
Siemens Energy AG (b)	149	4
Volkswagen AG (Preference) (b)	199	32
		232
Hong Kong (3.2%)
CK Asset Holdings Ltd.	1,848	9
Hong Kong & China Gas Co., Ltd.	19,052	28
Hongkong Land Holdings Ltd.	37,291	139
Hysan Development Co., Ltd.	8,036	24
Link REIT	4,237	35
New World Development Co. Ltd.	2,631	13
Sun Hung Kai Properties Ltd.	8,273	107
Swire Properties Ltd.	37,191	98
Wharf Real Estate Investment Co., Ltd.	7,694	31
		484
India (1.1%)
Azure Power Global Ltd. (b)	5,541	165
Ireland (0.2%)
Hibernia REIT PLC	26,625	31
Italy (0.9%)
Atlantia SpA (b)	1,377	21
Infrastrutture Wireless Italiane SpA	3,681	41
Snam SpA	3,682	19
Terna Rete Elettrica Nazionale SpA	7,085	50
		131
Japan (4.4%)
Dai-ichi Life Holdings, Inc.	2,468	35
East Japan Railway Co.	600	37
Fast Retailing Co., Ltd.	45	28
GLP J-REIT	7	11
ITOCHU Corp.	1,449	37
Japan Airport Terminal Co., Ltd.	175	8
Japan Hotel REIT Investment Corp.	63	31
Mitsubishi Corp.	1,773	42
Mitsubishi Estate Co., Ltd.	6,998	106
Mitsui & Co., Ltd.	2,522	43
Mitsui Fudosan Co., Ltd.	5,090	89
Nippon Building Fund, Inc. REIT	9	51
Omron Corp.	432	33
Sumitomo Mitsui Financial Group, Inc.	1,444	40
Sumitomo Realty & Development Co., Ltd.	1,410	42
Toyota Motor Corp.	589	39
		672
Mexico (0.5%)
Promotora y Operadora de Infraestructura SAB de CV (b)	10,730	75
Netherlands (0.9%)
ASML Holding N.V.	107	39
Eurocommercial Properties N.V. CVA REIT	2,738	32
Koninklijke DSM N.V.	198	33
Randstad N.V. (b)	751	39
		143

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

New Zealand (0.2%)
Auckland International Airport Ltd. (b)	5,729	28
Norway (0.2%)
Telenor ASA	1,770	30
Singapore (0.3%)
DBS Group Holdings Ltd.	1,764	26
Keppel Corp., Ltd.	6,224	20
UOL Group Ltd.	960	5
		51
Spain (1.7%)
Aena SME SA (b)	342	48
Atlantica Sustainable Infrastructure PLC	1,126	32
Cellnex Telecom SA	951	58
Ferrovial SA	2,154	52
Inmobiliaria Colonial Socimi SA REIT	285	2
Merlin Properties Socimi SA REIT	5,852	49
Red Electrica Corp., SA	1,197	23
		264
Sweden (0.1%)
Hufvudstaden AB, Class A	1,316	18
Switzerland (1.2%)
Credit Suisse Group AG (Registered)	3,828	38
Flughafen Zurich AG (Registered) (b)	188	26
Nestle SA (Registered)	304	36
Novartis AG (Registered)	496	43
Roche Holding AG (Genusschein)	108	37
		180
United Kingdom (4.8%)
AVEVA Group PLC	479	30
Barclays PLC (b)	19,317	24
BP PLC	6,179	18
British Land Co., PLC (The) REIT	17,676	77
Derwent London PLC REIT	1,372	45
Great Portland Estates PLC REIT	9,388	72
Hammerson PLC REIT (b)	174,162	37
Land Securities Group PLC REIT	14,857	100
National Grid PLC	13,266	152
Pennon Group PLC	2,811	37
Rio Tinto PLC	522	31
Royal Dutch Shell PLC, Class B	1,523	19
Segro PLC REIT	2,562	31
Severn Trent PLC	1,154	36
United Utilities Group PLC	1,505	17
Urban & Civic PLC	927	3
		729
United States (38.6%)
Abbott Laboratories	392	43
Accenture PLC, Class A	161	36
Adobe, Inc. (b)	103	51
Akamai Technologies, Inc. (b)	240	27
Alexandria Real Estate Equities, Inc. REIT	224	36
Alphabet, Inc., Class A (b)	56	82
Amazon.com, Inc. (b)	39	123
Ameren Corp.	1,099	87
American Campus Communities, Inc. REIT	376	13
American Electric Power Co., Inc.	664	54
American Express Co.	337	34

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

American Tower Corp. REIT	1,354	327
American Water Works Co., Inc.	859	124
Amgen, Inc.	146	37
Apple, Inc.	1,688	195
Archer-Daniels-Midland Co.	846	39
AT&T, Inc.	862	25
Atmos Energy Corp.	987	94
AvalonBay Communities, Inc. REIT	747	112
Avangrid, Inc.	880	44
Bank of America Corp.	1,667	40
Boston Properties, Inc. REIT	1,918	154
Brixmor Property Group, Inc. REIT	493	6
Bunge Ltd.	671	31
Camden Property Trust REIT	532	47
CBRE Group, Inc., Class A (b)	576	27
Cheniere Energy, Inc. (b)	1,142	53
Cigna Corp.	115	19
Cisco Systems, Inc.	609	24
Citigroup, Inc.	557	24
CMS Energy Corp.	675	41
Comcast Corp., Class A	607	28
Copart, Inc. (b)	254	27
Costco Wholesale Corp.	86	31
Crown Castle International Corp. REIT	1,273	212
CSX Corp.	440	34
CubeSmart REIT	399	13
Danaher Corp.	192	41
DiamondRock Hospitality Co. REIT	143	1
Dominion Energy, Inc.	449	35
Edison International	1,136	58
Eli Lilly & Co.	168	25
Equity Residential REIT	1,395	72
Essential Utilities, Inc.	1,961	79
Essex Property Trust, Inc. REIT	158	32
Eversource Energy	891	74
Facebook, Inc., Class A (b)	224	59
Federal Realty Investment Trust REIT	117	9
Fidelity National Information Services, Inc.	193	28
FirstEnergy Corp.	799	23
Goldman Sachs Group, Inc. (The)	181	36
Healthcare Realty Trust, Inc. REIT	537	16
Healthpeak Properties, Inc. REIT	1,109	30
Hilton Worldwide Holdings, Inc.	400	34
Home Depot, Inc. (The)	112	31
Host Hotels & Resorts, Inc. REIT	7,270	78
Hudson Pacific Properties, Inc. REIT	2,308	51
Intel Corp.	488	25
International Business Machines Corp.	208	25
Invitation Homes, Inc. REIT	800	22
JBG SMITH Properties REIT	610	16
Johnson & Johnson	299	45
JPMorgan Chase & Co.	570	55
Kinder Morgan, Inc.	6,220	77
Linde PLC	115	27
Mack-Cali Realty Corp. REIT	2,889	36
Marathon Oil Corp.	4,583	19
Mastercard, Inc., Class A	139	47
Merck & Co., Inc.	425	35
Micron Technology, Inc. (b)	569	27
Microsoft Corp.	674	142
Mid-America Apartment Communities, Inc. REIT	95	11
Netflix, Inc. (b)	61	31
NiSource, Inc.	3,039	67
Norfolk Southern Corp.	145	31
NRG Energy, Inc.	676	21
Paramount Group, Inc. REIT	1,726	12
PepsiCo, Inc.	225	31

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Pfizer, Inc.	1,021	37
Procter & Gamble Co. (The)	300	42
ProLogis, Inc. REIT	384	39
Public Storage REIT	145	32
QTS Realty Trust, Inc., Class A REIT	200	13
Regency Centers Corp. REIT	1,305	50
ResMed, Inc.	145	25
RLJ Lodging Trust REIT	2,643	23
salesforce.com, Inc. (b)	156	39
SBA Communications Corp. REIT	476	152
Sempra Energy	919	109
Simon Property Group, Inc. REIT	3,305	214
SL Green Realty Corp. REIT	4,229	196
Sunstone Hotel Investors, Inc. REIT	4,584	36
Targa Resources Corp.	811	11
Taubman Centers, Inc. REIT	434	14
Teledyne Technologies, Inc. (b)	113	36
Tesla, Inc. (b)	95	41
Thermo Fisher Scientific, Inc.	81	36
Tiffany & Co.	171	20
Union Pacific Corp.	388	76
UnitedHealth Group, Inc.	131	41
Ventas, Inc. REIT	1,849	78
Visa, Inc., Class A	231	46
Vornado Realty Trust REIT	3,223	109
Voya Financial, Inc.	743	36
Walt Disney Co. (The)	370	46
Waste Management, Inc.	678	77
Weingarten Realty Investors REIT	3,121	53
Williams Cos., Inc. (The)	4,960	97
Xcel Energy, Inc.	948	65
		5,897
Total Common Stocks (Cost $10,892)		10,860

	Face Amount (000)
U.S. Treasury Securities (24.4%)
United States (24.4%)
U.S. Treasury Inflation Index Notes (TIPS),
0.13%, 7/15/22 – 7/15/24	$754	783
0.38%, 7/15/23 – 1/15/27	598	640
0.50%, 1/15/28	284	319
0.75%, 2/15/42	42	54
0.88%, 1/15/29	240	280
1.00%, 2/15/46	178	241
2.00%, 1/15/26	23	28
2.13%, 2/15/40	122	188
3.88%, 4/15/29	90	129
U.S. Treasury Inflation Indexed Bonds,
0.13%, 1/15/30	195	216
0.25%, 1/15/25 – 2/15/50	372	403
0.38%, 7/15/25	294	319
1.00%, 2/15/48	95	131
Total U.S. Treasury Securities (Cost $3,440)		3,731

	Shares
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (c) (Cost $565)	565,112	565

Morgan Stanley Institutional Fund, Inc.

Real Assets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Total Investments (99.3%) (Cost $14,897) (d)(e)(f)	15,156
Other Assets in Excess of Liabilities (0.7%)	104
Net Assets (100.0%)	$15,260

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $4,148,000 and 27.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,533,000 and the aggregate gross unrealized depreciation is approximately $1,274,000, resulting in net unrealized appreciation of approximately $259,000.
@	Value is less than $500.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
TIPS	Treasury Inflation Protected Security.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.6%
U.S. Treasury Securities	24.6
Equity Real Estate Investment Trusts (REITs)	21.3
Real Estate Management & Development	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Banks (9.8%)
First Republic Bank	7,062	$770
JPMorgan Chase & Co.	4,428	426
SVB Financial Group (a)	2,205	531
		1,727
Building Products (3.2%)
Fortune Brands Home & Security, Inc.	6,475	560

Capital Markets (5.1%)
Ameriprise Financial, Inc.	4,198	647
S&P Global, Inc.	689	248
		895
Commercial Services & Supplies (0.9%)
Waste Management, Inc.	1,314	149

Electric Utilities (2.9%)
NextEra Energy, Inc.	1,848	513

Entertainment (0.6%)
Cinemark Holdings, Inc.	9,622	96

Equity Real Estate Investment Trusts (REITs) (5.0%)
Essex Property Trust, Inc. REIT	883	177
STORE Capital Corp. REIT	25,816	708
		885
Health Care Equipment & Supplies (7.0%)
Danaher Corp.	3,878	835
West Pharmaceutical Services, Inc.	1,441	396
		1,231
Health Care Providers & Services (2.8%)
Cigna Corp.	2,945	499

Health Care Technology (2.5%)
Veeva Systems, Inc., Class A (a)	1,567	441

Hotels, Restaurants & Leisure (7.1%)
Carnival Corp.	8,089	123
Domino's Pizza, Inc.	1,833	780
MGM Resorts International	15,425	335
		1,238
Household Durables (2.9%)
Lennar Corp., Class A	6,330	517

Information Technology Services (7.7%)
Mastercard, Inc., Class A	4,016	1,358

Interactive Media & Services (3.4%)
Alphabet, Inc., Class A (a)	402	589

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Oil, Gas & Consumable Fuels (0.8%)
Chevron Corp.	2,020	145

Personal Products (3.7%)
Estee Lauder Cos., Inc. (The), Class A	2,952	644

Software (13.4%)
Adobe, Inc. (a)	966	474
Microsoft Corp.	8,948	1,882
		2,356
Specialty Retail (4.9%)
Home Depot, Inc. (The)	2,909	808
Tractor Supply Co.	396	57
		865
Tech Hardware, Storage & Peripherals (9.0%)
Apple, Inc.	13,604	1,576

Textiles, Apparel & Luxury Goods (3.2%)
Lululemon Athletica, Inc. (a)	1,693	558

Trading Companies & Distributors (3.2%)
United Rentals, Inc. (a)	3,169	553

Total Common Stocks (Cost $11,472)		17,395
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $248)	248,288	248
Total Investments (100.5%) (Cost $11,720) (c)(d)		17,643
Liabilities in Excess of Other Assets (-0.5%)		(96)
Net Assets (100.0%)		$17,547

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,050,000 and the aggregate gross unrealized depreciation is approximately $127,000, resulting in net unrealized appreciation of approximately $5,923,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.1%
Software	13.4
Banks	9.8
Tech Hardware, Storage & Peripherals	8.9
Information Technology Services	7.7
Hotels, Restaurants & Leisure	7.0
Health Care Equipment & Supplies	7.0
Capital Markets	5.1
Equity Real Estate Investment Trusts (REITs)	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Apartments (15.4%)
American Campus Communities, Inc. REIT	22,276	$778
Apartment Investment & Management Co., Class A REIT	6,956	235
AvalonBay Communities, Inc. REIT	20,989	3,134
Camden Property Trust REIT	13,371	1,190
Equity Residential REIT	41,893	2,150
Essex Property Trust, Inc. REIT	4,961	996
Mid-America Apartment Communities, Inc. REIT	3,965	460
UDR, Inc. REIT	9,755	318
		9,261
Data Centers (4.5%)
Digital Realty Trust, Inc. REIT	15,471	2,270
QTS Realty Trust, Inc., Class A REIT	7,073	446
		2,716
Diversified (5.1%)
JBG SMITH Properties REIT	39,206	1,048
Mack-Cali Realty Corp. REIT	45,202	570
VEREIT, Inc. REIT	69,378	451
Vornado Realty Trust REIT	30,159	1,017
		3,086
Free Standing (1.5%)
NETSTREIT Corp.	49,875	911
Health Care (9.4%)
Five Star Senior Living, Inc. (a)	1,315	7
Healthcare Realty Trust, Inc. REIT	50,563	1,523
Healthcare Trust of America, Inc., Class A REIT	20,804	541
Healthpeak Properties, Inc. REIT	52,668	1,430
Ventas, Inc. REIT	38,324	1,608
Welltower, Inc. REIT	10,458	576
		5,685
Industrial (11.5%)
Duke Realty Corp. REIT	11,556	426
Exeter Industrial Value Fund, LP (a)(b)(c)	7,905,000	523
First Industrial Realty Trust, Inc. REIT	5,995	239
Lexington Realty Trust REIT	27,200	284
ProLogis, Inc. REIT	54,076	5,441
		6,913
Lodging/Resorts (6.0%)
Host Hotels & Resorts, Inc. REIT	160,990	1,737
RLJ Lodging Trust REIT	88,150	763
Sunstone Hotel Investors, Inc. REIT	140,761	1,118
		3,618
Manufactured Homes (0.4%)
Equity Lifestyle Properties, Inc. REIT	3,915	240

Office (21.2%)
Alexandria Real Estate Equities, Inc. REIT	5,227	836
Boston Properties, Inc. REIT	39,135	3,143

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Cousins Properties, Inc. REIT	30,773	880
Douglas Emmett, Inc. REIT	11,405	286
Highwoods Properties, Inc. REIT	6,341	213
Hudson Pacific Properties, Inc. REIT	73,190	1,605
Kilroy Realty Corp. REIT	14,158	736
Paramount Group, Inc. REIT	8,514	60
SL Green Realty Corp. REIT	108,303	5,022
		12,781
Regional Malls (8.6%)
Macerich Co. (The) REIT	11,105	75
Simon Property Group, Inc. REIT	74,281	4,805
Taubman Centers, Inc. REIT	9,060	302
		5,182
Self Storage (6.3%)
CubeSmart REIT	38,266	1,236
Extra Space Storage, Inc. REIT	3,014	323
Life Storage, Inc. REIT	3,611	380
Public Storage REIT	8,393	1,869
		3,808
Shopping Centers (3.9%)
Brixmor Property Group, Inc. REIT	30,248	354
Regency Centers Corp. REIT	27,677	1,052
Weingarten Realty Investors REIT	57,348	973
		2,379
Single Family Homes (3.5%)
American Homes 4 Rent, Class A REIT	17,275	492
Invitation Homes, Inc. REIT	57,886	1,620
		2,112
Specialty (1.5%)
Gaming and Leisure Properties, Inc. REIT	24,265	896
Total Common Stocks (Cost $56,735)		59,588
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $682)	682,067	682
Total Investments (99.9%) (Cost $57,417) (e)(f)		60,270
Other Assets in Excess of Liabilities (0.1%)		74
Net Assets (100.0%)		$60,344

(a)	Non-income producing security.
(b)	Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At September 30, 2020, this security had an aggregate market value of approximately $523,000, representing 0.9% of net assets.
(c)	At September 30, 2020, the Fund held a fair valued security valued at approximately $523,000, representing 0.9% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,345,000 and the aggregate gross unrealized depreciation is approximately $7,492,000, resulting in net unrealized appreciation of approximately $2,853,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	21.2%
Other*	16.5
Apartments	15.4
Industrial	11.5
Health Care	9.4
Regional Malls	8.6
Self Storage	6.3
Lodging/Resorts	6.0
Diversified	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments ▪ September 30, 2020 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$3,548		$—	$3,548
Airlines	4,190	—		—	4,190
Automobiles	—	1,410		—	1,410
Banks	325	625		—	950
Beverages	2,247	7,153		—	9,400
Chemicals	—	4,550		—	4,550
Communications Equipment	—	1,984		—	1,984
Consumer Finance	—	834		—	834
Electrical Equipment	—	522		—	522
Electronic Equipment, Instruments & Components	514	3,702		—	4,216
Energy Equipment & Services	837	571		—	1,408
Entertainment	18,400	7,473		—	25,873
Food Products	439	6,207		—	6,646
Health Care Equipment & Supplies	654	6,273		—	6,927
Health Care Providers & Services	—	1,331		—	1,331
Household Durables	2,326	2,529		—	4,855
Household Products	—	595		—	595
Information Technology Services	1,370	6,690		—	8,060
Insurance	—	828		—	828
Interactive Media & Services	—	3,857		—	3,857
Internet & Direct Marketing Retail	13,692	—		—	13,692
Leisure Products	—	859		—	859
Life Sciences Tools & Services	2,155	—		—	2,155
Machinery	—	7,754		—	7,754
Metals & Mining	11,769	—		—	11,769
Oil, Gas & Consumable Fuels	805	1,461		—	2,266
Personal Products	1,217	6,923		—	8,140
Pharmaceuticals	—	8,769		—	8,769
Professional Services	—	1,942		—	1,942
Real Estate Management & Development	1,078	—		—@	1,078
Semiconductors & Semiconductor Equipment	7,157	10,986		—	18,143
Software	358	3,575		—	3,933
Tech Hardware, Storage & Peripherals	—	5,177		—	5,177
Textiles, Apparel & Luxury Goods	1,570	3,301		—	4,871
Total Common Stocks	71,103	111,429		—@	182,532
Investment Company	1,201	—		—	1,201
Short-Term Investments
Investment Company	274	—		—	274
Repurchase Agreements	—	63		—	63
Total Short-Term Investments	274	63		—	337
Foreign Currency Forward Exchange Contracts	—	30		—	30
Futures Contract	12	—		—	12
Total Assets	72,590	111,522		—	184,112
Liabilities:
Call Options Written	—	(1,342)		—	(1,342)
Total	$72,590	$110,180	$	—@	$182,770

@   Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation		Common Stock (000)
Beginning Balance	$	-@
Purchases		-
Sales		-
Amortization of discount		-
Transfers in		-
Transfers out		-
Corporate actions		-
Change in unrealized appreciation (depreciation)		-@
Realized gains (losses)		-
Ending Balance	$	-@

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$	-@

@	Value is less than $500.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$15,641	$—	$—	$15,641
Capital Markets	11,274	—	—	11,274
Chemicals	30,760	—	—	30,760
Construction Materials	11,673	—	—	11,673
Containers & Packaging	8,095	—	—	8,095
Entertainment	55,493	—	—	55,493
Food & Staples Retailing	18,964	—	—	18,964
Health Care Equipment & Supplies	45,680	—	—	45,680
Health Care Technology	38,705	—	—	38,705
Industrial Conglomerates	9,630	—	—	9,630
Information Technology Services	174,224	16,036	—	190,260
Interactive Media & Services	74,754	—	—	74,754
Internet & Direct Marketing Retail	60,501	—	—	60,501
Metals & Mining	1,171	—	—	1,171
Oil, Gas & Consumable Fuels	1,229	—	—	1,229
Pharmaceuticals	30,349	—	—	30,349
Software	121,144	—	—	121,144
Textiles, Apparel & Luxury Goods	7,068	—	—	7,068
Total Common Stocks	716,355	16,036	—	732,391
Call Options Purchased	—	974	—	974
Short-Term Investment
Investment Company	23,128	—	—	23,128
Total Assets	$739,483	$17,010	$—	$756,493

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$30,855	$18,767	$—	$49,622
Beverages	—	39,177	—	39,177
Biotechnology	—	1,479	—	1,479
Diversified Consumer Services	22,018	7,645	—	29,663
Entertainment	13,459	—	—	13,459
Food Products	—	26,563	—	26,563
Health Care Providers & Services	716	—	—	716
Hotels, Restaurants & Leisure	2,945	8,760	—	11,705
Household Durables	—	6,585	—	6,585
Insurance	—	15,102	—	15,102
Interactive Media & Services	—	35,250	—	35,250
Internet & Direct Marketing Retail	37,696	24,281	—	61,977
Life Sciences Tools & Services	4,380	6,638	—	11,018
Real Estate Management & Development	1,617	—	—	1,617
Semiconductors & Semiconductor Equipment	—	23,101	—	23,101
Textiles, Apparel & Luxury Goods	—	13,228	—	13,228
Total Common Stocks	113,686	226,576	—	340,262
Short-Term Investment
Investment Company	18,016	—	—	18,016
Total Assets	$131,702	$226,576	$—	$358,278

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
China Equity
Assets:
Common Stocks
Banks	$—	$681	$—	$681
Beverages	—	1,746	—	1,746
Capital Markets	—	348	—	348
Construction Materials	—	309	—	309
Diversified Consumer Services	851	—	—	851
Electronic Equipment, Instruments & Components	—	192	—	192
Food Products	—	919	—	919
Health Care Equipment & Supplies	—	192	—	192
Insurance	—	317	—	317
Interactive Media & Services	—	2,513	—	2,513
Internet & Direct Marketing Retail	2,469	195	—	2,664
Pharmaceuticals	—	1,009	—	1,009
Real Estate Management & Development	—	250	—	250
Semiconductors & Semiconductor Equipment	—	362	—	362
Textiles, Apparel & Luxury Goods	—	473	—	473
Wireless Telecommunication Services	—	176	—	176
Total Common Stocks	3,320	9,682	—	13,002
Short-Term Investment
Investment Company	331	—	—	331
Total Assets	$3,651	$9,682	$—	$13,333

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Counterpoint Global
Assets:
Common Stocks
Aerospace & Defense	$146	$—	$—	$146
Air Freight & Logistics	—	284	—	284
Banks	349	—	—	349
Beverages	—	168	—	168
Biotechnology	59	77	—	136
Capital Markets	188	—	—	188
Chemicals	199	147	—	346
Commercial Services & Supplies	36	14	—	50
Construction Materials	54	—	—	54
Containers & Packaging	12	—	—	12
Distributors	5	—	—	5
Diversified Consumer Services	259	7	—	266
Diversified Financial Services	8	—	—	8
Diversified Holding Companies	155	—	—	155
Diversified Telecommunication Services	24	—	—	24
Electronic Equipment, Instruments & Components	10	140	—	150
Entertainment	1,103	—	—	1,103
Equity Real Estate Investment Trusts (REITs)	10	—	—	10
Food & Staples Retailing	86	30	—	116
Food Products	81	152	—	233
Gas Utilities	6	—	—	6
Health Care Equipment & Supplies	663	97	—	760
Health Care Providers & Services	582	69	—	651
Health Care Technology	620	48	—	668
Hotels, Restaurants & Leisure	14	35	—	49
Household Durables	—	80	—	80
Household Products	—	76	—	76
Industrial Conglomerates	36	—	—	36
Information Technology Services	2,956	325	—	3,281
Insurance	—	56	—	56
Interactive Media & Services	792	116	—	908
Internet & Direct Marketing Retail	2,190	157	—	2,347
Leisure Products	38	—	—	38
Life Sciences Tools & Services	333	85	—	418
Marine	—	36	—	36
Media	144	—	—	144
Metals & Mining	33	—	—	33
Multi-Line Retail	8	—	—	8
Multi-Utilities	57	—	—	57
Oil, Gas & Consumable Fuels	38	—	—	38
Personal Products	—	22	—	22
Pharmaceuticals	322	7	—	329
Professional Services	30	24	—	54
Real Estate Management & Development	342	—	—	342
Road & Rail	247	—	—	247
Semiconductors & Semiconductor Equipment	166	105	—	271
Software	2,463	173	—	2,636
Specialty Retail	681	—	—	681
Tech Hardware, Storage & Peripherals	7	—	—	7
Textiles, Apparel & Luxury Goods	86	583	—	669
Trading Companies & Distributors	17	—	—	17
Transportation Infrastructure	24	22	—	46
Total Common Stocks	15,679	3,135	—	18,814
Preferred Stock
Internet & Direct Marketing Retail	11	—	—	11
Call Options Purchased	—	16	—	16
Short-Term Investment
Investment Company	771	—	—	771
Total Assets	$16,461	$3,151	$—	$19,612

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Developing Opportunity
Assets:
Common Stocks
Banks	$4,287	$6,017	$—	$10,304
Beverages	—	7,712	—	7,712
Biotechnology	—	301	—	301
Capital Markets	1,887	—	—	1,887
Diversified Consumer Services	5,930	1,776	—	7,706
Entertainment	3,104	—	—	3,104
Food Products	—	4,929	—	4,929
Health Care Providers & Services	59	—	—	59
Hotels, Restaurants & Leisure	1,061	1,985	—	3,046
Household Durables	—	1,016	—	1,016
Information Technology Services	2,691	—	—	2,691
Interactive Media & Services	—	8,870	—	8,870
Internet & Direct Marketing Retail	13,424	6,839	—	20,263
Multi-Line Retail	4,408	—	—	4,408
Real Estate Management & Development	295	—	—	295
Semiconductors & Semiconductor Equipment	4,434	771	—	5,205
Software	1,151	—	—	1,151
Textiles, Apparel & Luxury Goods	—	2,871	—	2,871
Transportation Infrastructure	650	—	—	650
Total Common Stocks	43,381	43,087	—	86,468
Short-Term Investment
Investment Company	7,210	—	—	7,210
Total Assets	$50,591	$43,087	$—	$93,678

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Automobiles	$3,311	$—	$—	$3,311
Banks	4,822	30,117	—	34,939
Beverages	—	34,579	—	34,579
Capital Markets	—	10,874	—	10,874
Commercial Banks	—	6,910	—	6,910
Construction Materials	—	10,048	—	10,048
Consumer Finance	—	2,202	—	2,202
Diversified Consumer Services	15,725	—	—	15,725
Electronic Equipment, Instruments & Components	—	11,010	—	11,010
Entertainment	—	9,829	—	9,829
Food & Staples Retailing	6,456	25,966	—	32,422
Food Products	—	17,621	—	17,621
Health Care Equipment & Supplies	—	2,625	—	2,625
Health Care Providers & Services	6,557	—	—	6,557
Information Technology Services	16,846	7,190	—	24,036
Insurance	—	11,121	—	11,121
Interactive Media & Services	11,882	58,225	—	70,107
Internet & Direct Marketing Retail	52,668	18,345	—	71,013
Life Sciences Tools & Services	—	3,544	—	3,544
Metals & Mining	4,616	5,593	—	10,209
Multi-Line Retail	5,483	—	—	5,483
Oil, Gas & Consumable Fuels	8,466	23,226	—	31,692
Paper & Forest Products	—	7,541	—	7,541
Personal Products	—	1,756	—	1,756
Pharmaceuticals	—	25,955	—	25,955
Real Estate Management & Development	—	3,512	—	3,512
Road & Rail	13,922	—	—	13,922
Semiconductors & Semiconductor Equipment	16,011	85,223	—	101,234
Software	7,047	8,520	—	15,567
Tech Hardware, Storage & Peripherals	—	32,451	—	32,451
Textiles, Apparel & Luxury Goods	8,596	15,809	—	24,405
Transportation Infrastructure	4,834	—	—	4,834
Wireless Telecommunication Services	—	11,069	—	11,069
Total Common Stocks	187,242	480,861	—	668,103
Short-Term Investments
Investment Company	14,279	—	—	14,279
Total Assets	$201,521	$480,861	$—	$682,382

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$10,641	$—	$10,641
Sovereign	—	25,017	—	25,017
Total Fixed Income Securities	—	35,658	—	35,658
Warrant	—	1	—	1
Short-Term Investments
Investment Company	1,373	—	—	1,373
Sovereign	—	393	—	393
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	1,373	423	—	1,796
Foreign Currency Forward Exchange Contract	—	31	—	31
Total Assets	1,373	36,113	—	37,486
Liabilities:
Foreign Currency Forward Exchange Contract	—	(30)	—	(30)
Total	$1,373	$36,083	$—	$37,456

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$—	$3,936	$—	$3,936
Beverages	—	3,646	—	3,646
Chemicals	—	2,735	—	2,735
Consumer Finance	—	3,121	—	3,121
Diversified Consumer Services	1,113	—	—	1,113
Electrical Equipment	—	2,423	—	2,423
Entertainment	4,233	—	—	4,233
Health Care Providers & Services	—	3,398	—	3,398
Health Care Technology	—	1,507	—	1,507
Information Technology Services	5,391	—	—	5,391
Insurance	—	1,251	—	1,251
Interactive Media & Services	—	5,660	—	5,660
Internet & Direct Marketing Retail	3,888	14,781	—	18,669
Semiconductors & Semiconductor Equipment	2,909	6,065	—	8,974
Software	836	1,591	—	2,427
Textiles, Apparel & Luxury Goods	2,735	2,840	—	5,575
Total Common Stocks	21,105	52,954	—	74,059
Short-Term Investment
Investment Company	1,959	—	—	1,959
Total Assets	$23,064	$52,954	$—	$76,018

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,010	$—	$1,010
Auto Components	—	800	—	800
Banks	—	1,458	—	1,458
Beverages	—	710	—	710
Building Products	—	760	—	760
Chemicals	—	1,140	—	1,140
Commercial Services & Supplies	1,102	2,533	—	3,635
Communications Equipment	—	1,067	—	1,067
Computers & Peripherals	—	763	—	763
Consumer Finance	1,712	4,041	—	5,753
Diversified Consumer Services	4,288	4,907	—	9,195
Diversified Telecommunication Services	—	2,984	—	2,984
Electrical Equipment	—	892	—	892
Entertainment	1,630	4,090	—	5,720
Food & Staples Retailing	—	1,514	—	1,514
Food Products	—	1,911	—	1,911
Health Care Providers & Services	—	3,421	—	3,421
Hotels, Restaurants & Leisure	1,038	1,888	—	2,926
Information Technology Services	—	6,823	—	6,823
Interactive Media & Services	—	2,672	—	2,672
Internet & Direct Marketing Retail	1,421	—	—	1,421
Leisure Products	—	1,289	—	1,289
Machinery	807	826	—	1,633
Media	—	867	—	867
Multi-Line Retail	—	1,119	—	1,119
Oil, Gas & Consumable Fuels	—	1,108	—	1,108
Professional Services	1,159	—	—	1,159
Semiconductors & Semiconductor Equipment	—	2,195	—	2,195
Software	693	3,567	—	4,260
Specialty Retail	—	767	—	767
Trading Companies & Distributors	—	1,853	—	1,853
Water Utilities	—	729	—	729
Total Common Stocks	13,850	59,704	—	73,554
Short-Term Investments
Investment Company	3,151	—	—	3,151
Total Assets	$17,001	$59,704	$—	$76,705

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,388	$—	$1,388
Banks	—	14,805	—	14,805
Beverages	—	1,345	—	1,345
Commercial Banks	—	1,285	—	1,285
Diversified Consumer Services	—	958	—	958
Diversified Telecommunication Services	—	1,314	—	1,314
Electronic Equipment, Instruments & Components	—	1,264	—	1,264
Entertainment	6,817	3,941	—	10,758
Food & Staples Retailing	—	1,870	—	1,870
Food Products	—	4,000	—	4,000
Information Technology Services	—	1,297	—	1,297
Internet & Direct Marketing Retail	4,396	—	—	4,396
Oil, Gas & Consumable Fuels	—	2,458	—	2,458
Pharmaceuticals	—	2,097	—	2,097
Software	2,609	3,169	—	5,778
Specialty Retail	—	3,314	—	3,314
Transportation Infrastructure	—	639	—	639
Wireless Telecommunication Services	—	3,066	—	3,066
Total Common Stocks	13,822	48,210	—	62,032
Investment Company	—	633	—	633
Short-Term Investment
Investment Company	430	—	—	430
Total Assets	$14,252	$48,843	$—	$63,095

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Aerospace & Defense	$3,624	$—	$—	$3,624
Banks	4,252	—	—	4,252
Capital Markets	4,194	—	—	4,194
Chemicals	4,349	4,279	—	8,628
Entertainment	38,062	—	—	38,062
Health Care Equipment & Supplies	15,176	—	—	15,176
Health Care Technology	15,264	—	—	15,264
Information Technology Services	60,581	15,951	—	76,532
Interactive Media & Services	10,058	—	—	10,058
Internet & Direct Marketing Retail	28,238	—	—	28,238
Metals & Mining	431	—	—	431
Oil, Gas & Consumable Fuels	428	—	—	428
Pharmaceuticals	12,621	—	—	12,621
Real Estate Management & Development	10,811	—	—	10,811
Software	44,432	10,651	—	55,083
Textiles, Apparel & Luxury Goods	—	8,546	—	8,546
Total Common Stocks	252,521	39,427	—	291,948
Preferred Stocks
Internet & Direct Marketing Retail	—	—	151	151
Software	—	43	17	60
Total Preferred Stocks	—	43	168	211
Call Options Purchased	—	363	—	363
Short-Term Investment
Investment Company	14,982	—	—	14,982
Total Assets	$267,503	$39,833	$168	$307,504

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Global Advantage	(000)
Beginning Balance	$306
Purchases
Sales	(4)
Amortization of discount	-
Transfers in	-
Transfers out	(38)
Corporate actions	7
Change in unrealized appreciation (depreciation)	(100)
Realized gains (losses)	(3)
Ending Balance	$168

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$(100)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Advantage	Fair Value at September 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$168	Discounted Cash Flow	Weighted Average Cost of Capital	14.0% - 18.0% / 15.2%	Decrease
			Perpetual Growth Rate	3.0% - 4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5x - 36.8x / 6.0x	Increase
			Discount for Lack of Marketability	12.0% - 16.0% / 12.4%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.9x	Increase

*   Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Automobiles	$566	$—	$—	$566
Banks	3,420	—	—	3,420
Commercial Services & Supplies	459	—	—	459
Electric Utilities	929	—	—	929
Equity Real Estate Investment Trusts (REITs)	1,641	—	—	1,641
Health Care Equipment & Supplies	755	—	—	755
Hotels, Restaurants & Leisure	1,237	—	—	1,237
Household Durables	845	—	—	845
Information Technology Services	1,848	—	—	1,848
Interactive Media & Services	1,633	—	—	1,633
Internet & Direct Marketing Retail	2,481	—	—	2,481
Metals & Mining	626	—	—	626
Personal Products	1,094	—	—	1,094
Semiconductors & Semiconductor Equipment	1,933	—	—	1,933
Software	2,246	—	—	2,246
Textiles, Apparel & Luxury Goods	2,730	—	—	2,730
Trading Companies & Distributors	573	—	—	573
Total Common Stocks	25,016	—	—	25,016
Short-Term Investment
Investment Company	166	—	—	166
Total Assets	$25,182	$—	$—	$25,182

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated Real Estate
Assets:
Common Stocks
Diversified	$169	$801	$—	$970
Health Care	87	—	—	87
Industrial	34	2	—	36
Lodging/Resorts	143	117	—	260
Office	395	367	—	762
Residential	263	103	—	366
Retail	312	243	—	555
Self Storage	62	—	—	62
Total Common Stocks	1,465	1,633	—	3,098
Short-Term Investment
Investment Company	18	—	—	18
Total Assets	$1,483	$1,633	$—	$3,116

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Airlines	$114	$—	$—	$114
Automobiles	385	—	—	385
Banks	905	—	—	905
Beverages	336	—	—	336
Building Products	165	—	—	165
Capital Markets	324	246	—	570
Construction Materials	169	—	—	169
Diversified Telecommunication Services	155	—	—	155
Electric Utilities	298	—	—	298
Entertainment	319	—	—	319
Equity Real Estate Investment Trusts (REITs)	375	—	—	375
Health Care Equipment & Supplies	365	—	—	365
Health Care Providers & Services	131	—	—	131
Health Care Technology	146	—	—	146
Hotels, Restaurants & Leisure	286	—	—	286
Household Durables	280	—	—	280
Information Technology Services	770	—	—	770
Interactive Media & Services	668	—	—	668
Internet & Direct Marketing Retail	830	—	—	830
Media	92	—	—	92
Metals & Mining	144	—	—	144
Multi-Line Retail	106	—	—	106
Oil, Gas & Consumable Fuels	59	—	—	59
Personal Products	258	—	—	258
Professional Services	188	—	—	188
Semiconductors & Semiconductor Equipment	458	—	—	458
Software	827	—	—	827
Tech Hardware, Storage & Peripherals	767	—	—	767
Textiles, Apparel & Luxury Goods	380	396	—	776
Trading Companies & Distributors	75	—	—	75
Total Common Stocks	10,375	642	—	11,017
Total Assets	$10,375	$642	$—	$11,017

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$89	$—	$—	$89
Diversified Holding Companies	250	—	—	250
Food & Staples Retailing	—	224	—	224
Food Products	59	—	—	59
Health Care Equipment & Supplies	—	164	—	164
Health Care Providers & Services	114	256	—	370
Health Care Technology	—	125	—	125
Hotels, Restaurants & Leisure	—	58	—	58
Household Durables	—	222	—	222
Information Technology Services	693	—	—	693
Interactive Media & Services	161	—	—	161
Internet & Direct Marketing Retail	425	—	—	425
Life Sciences Tools & Services	—	274	—	274
Media	297	—	—	297
Pharmaceuticals	292	—	—	292
Real Estate Management & Development	317	—	—	317
Software	1,130	58	—	1,188
Specialty Retail	1,269	—	—	1,269
Total Common Stocks	5,096	1,381	—	6,477
Short-Term Investments
Investment Company	302	—	—	302
Repurchase Agreements	—	51	—	51
Total Short-Term Investments	302	51	—	353
Total Assets	$5,398	$1,432	$—	$6,830

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Common Stocks
Beverages	$52,509	$108,989	$—	$161,498
Capital Markets	109,066	—	—	109,066
Health Care Equipment & Supplies	459,236	—	—	459,236
Household Products	138,661	255,698	—	394,359
Industrial Conglomerates	25,698	—	—	25,698
Information Technology Services	459,525	—	—	459,525
Life Sciences Tools & Services	101,434	—	—	101,434
Media	36,505	—	—	36,505
Personal Products	—	123,449	—	123,449
Pharmaceuticals	43,536	—	—	43,536
Professional Services	—	107,085	—	107,085
Software	244,321	128,160	—	372,481
Textiles, Apparel & Luxury Goods	44,584	37,779	—	82,363
Tobacco	213,086	68,023	—	281,109
Total Common Stocks	1,928,161	829,183	—	2,757,344
Short-Term Investment
Investment Company	54,513	—	—	54,513
Total Assets	$1,982,674	$829,183	$—	$2,811,857

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$9,397	$—	$9,397
Commercial Services & Supplies	5,840	—	—	5,840
Communications	45,524	8,475	—	53,999
Diversified	—	13,537	—	13,537
Electricity Transmission & Distribution	22,055	16,847	—	38,902
Oil & Gas Storage & Transportation	59,098	12,225	—	71,323
Ports	—	187	—	187
Railroads	5,766	2,189	—	7,955
Renewables	14,065	—	—	14,065
Toll Roads	7,248	15,589	—	22,837
Utilities	5,987	—	—	5,987
Water	12,787	11,984	—	24,771
Total Common Stocks	178,370	90,430	—	268,800
Short-Term Investments
Investment Company	3,572	—	—	3,572
Repurchase Agreements	—	357	—	357
Total Short-Term Investments	3,572	357	—	3,929
Total Assets	$181,942	$90,787	$—	$272,729

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$266,938	$—		$266,938
Banks	56,540	227,425	—		283,965
Beverages	—	57,979	—		57,979
Construction Materials	26,419	—	—		26,419
Diversified Consumer Services	320,351	—	—		320,351
Electronic Equipment, Instruments & Components	—	123,835	—		123,835
Entertainment	282,298	—	—		282,298
Food Products	—	65,596	—		65,596
Health Care Equipment & Supplies	80,993	—	—		80,993
Health Care Technology	58,126	—	16,811		74,937
Information Technology Services	985,936	—	—		985,936
Interactive Media & Services	488,205	52,293	—		540,498
Internet & Direct Marketing Retail	740,035	218,049	—		958,084
Road & Rail	261,087	—	—		261,087
Software	1,175,592	—	—		1,175,592
Textiles, Apparel & Luxury Goods	—	268,379	—		268,379
Total Common Stocks	4,475,582	1,280,494	16,811		5,772,887
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Internet & Direct Marketing Retail	—	—	3,093		3,093
Total Preferred Stocks	—	—	3,093	†	3,093	†
Short-Term Investment
Investment Company	376,908	—	—		376,908
Total Assets	$4,852,490	$1,280,494	$19,904	†	$6,152,888	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$13,521	$8,503
Purchases	-	-
Sales	-	-
Amortization of discount	-	-
Transfers in	-	-
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	3,290	(5,410)
Realized gains (losses)	-	-
Ending Balance	$16,811	$3,093

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$3,290	$(5,410)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Opportunity	Fair Value at September 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$16,811	Discounted Cash Flow	Weighted Average Cost of Capital	12.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

Preferred Stocks	$3,093	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.1x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

*     Amount is indicative of the weighted average.

**   Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$107	$—	$—	$107
Banks	70	—	—	70
Beverages	—	61	—	61
Biotechnology	—	40	—	40
Capital Markets	145	—	—	145
Chemicals	192	104	—	296
Commercial Services & Supplies	44	28	—	72
Construction Materials	48	—	—	48
Food & Staples Retailing	104	—	—	104
Food Products	—	68	—	68
Health Care Equipment & Supplies	158	—	—	158
Health Care Technology	197	—	—	197
Industrial Conglomerates	39	—	—	39
Interactive Media & Services	45	—	—	45
Internet & Direct Marketing Retail	173	—	—	173
Metals & Mining	29	—	—	29
Oil, Gas & Consumable Fuels	38	—	—	38
Personal Products	—	45	—	45
Pharmaceuticals	138	—	—	138
Professional Services	43	48	—	91
Real Estate Management & Development	150	—	—	150
Road & Rail	45	—	—	45
Semiconductors & Semiconductor Equipment	142	—	—	142
Software	154	—	—	154
Textiles, Apparel & Luxury Goods	—	232	—	232
Transportation Infrastructure	45	43	—	88
Total Common Stocks	2,106	669	—	2,775
Call Options Purchased	—	4	—	4
Short-Term Investment
Investment Company	69	—	—	69
Total Assets	$2,175	$673	$—	$2,848

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$14,684	$58,530	$—	$73,214
Health Care	15,343	—	—	15,343
Industrial	19,070	8,090	123	27,283
Industrial/Office Mixed	—	2,617	—	2,617
Lodging/Resorts	9,127	403	—	9,530
Office	32,216	27,048	—	59,264
Residential	34,400	16,139	18	50,557
Retail	26,265	14,688	—	40,953
Self Storage	10,441	—	—	10,441
Specialty	1,986	—	—	1,986
Total Common Stocks	163,532	127,515	141	291,188
Short-Term Investment
Investment Company	1,100	—	—	1,100
Total Assets	$164,632	$127,515	$141	$292,288

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$147
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(6)
Realized gains (losses)	-
Ending Balance	$141
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$(6)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at September 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an Increase in Input**
Common Stocks	$141	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

		Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$464	$—	$—	$464
Capital Markets	1,288	—	—	1,288
Electronic Equipment, Instruments & Components	966	—	—	966
Health Care Equipment & Supplies	8,638	—	—	8,638
Health Care Technology	855	—	—	855
Household Products	2,046	5,490	—	7,536
Industrial Conglomerates	445	—	—	445
Information Technology Services	6,959	—	—	6,959
Insurance	—	1,291	—	1,291
Interactive Media & Services	1,494	—	—	1,494
Life Sciences Tools & Services	1,346	—	—	1,346
Media	535	—	—	535
Personal Products	—	1,241	—	1,241
Pharmaceuticals	715	698	—	1,413
Professional Services	—	1,219	—	1,219
Semiconductors & Semiconductor Equipment	1,634	—	—	1,634
Software	4,355	2,808	—	7,163
Textiles, Apparel & Luxury Goods	632	—	—	632
Total Common Stocks	32,372	12,747	—	45,119
Short-Term Investment
Investment Company	722	—	—	722
Total Assets	$33,094	$12,747	$—	$45,841

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$116,681	$—	$—		$116,681
Entertainment	781,004	—	—		781,004
Health Care Equipment & Supplies	1,174,641	—	—		1,174,641
Health Care Providers & Services	209,306	—	—		209,306
Health Care Technology	774,929	—	36,987		811,916
Information Technology Services	3,198,986	243,933	—		3,442,919
Interactive Media & Services	1,043,381	—	—		1,043,381
Internet & Direct Marketing Retail	1,317,456	—	—		1,317,456
Life Sciences Tools & Services	479,778	—	—		479,778
Metals & Mining	19,658	—	—		19,658
Oil, Gas & Consumable Fuels	19,184	—	—		19,184
Road & Rail	521,353	—	—		521,353
Semiconductors & Semiconductor Equipment	237,429	—	—		237,429
Software	2,826,851	—	—		2,826,851
Specialty Retail	587,163	—	—		587,163
Total Common Stocks	13,307,800	243,933	36,987		13,588,720
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Internet & Direct Marketing Retail	—	—	40,042		40,042
Total Preferred Stocks	—	—	40,042	†	40,042	†
Call Options Purchased	—	17,412	—		17,412
Short-Term Investments
Investment Company	592,436	—	—		592,436
Repurchase Agreements	—	5,657	—		5,657
Total Short-Term Investments	592,436	5,657	—		598,093
Total Assets	$13,900,236	$267,002	$77,029	†	$14,244,267	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$29,749	$86,499
Purchases	-	-
Sales	-	-
Amortization of discount	-	-
Transfers in	-	-
Transfers out	-	-
Corporate actions	-	-
Change in unrealized appreciation (depreciation)	7,238	(46,457	)†
Realized gains (losses)	-	-
Ending Balance	$36,987	$40,042	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$7,238	$(46,457	)†

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**

Common Stock	$36,987	Discounted Cash Flow	Weighted Average Cost of Capital	12.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

Preferred Stock	$40,042	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.1x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Biotechnology	$5,771	$—	$—	$5,771
Diversified Holding Companies	26,083	—	—	26,083
Diversified Telecommunication Services	8,411	—	—	8,411
Food Products	17,477	—	—	17,477
Health Care Equipment & Supplies	7,658	—	—	7,658
Health Care Providers & Services	24,162	—	—	24,162
Health Care Technology	12,303	—	—	12,303
Household Durables	—	8,113	—	8,113
Information Technology Services	37,218	—	—	37,218
Internet & Direct Marketing Retail	48,041	—	—	48,041
Life Sciences Tools & Services	30,254	—	—	30,254
Media	18,088	—	—	18,088
Metals & Mining	732	—	—	732
Oil, Gas & Consumable Fuels	574	—	—	574
Real Estate Management & Development	18,847	—	—	18,847
Software	51,044	—	—	51,044
Specialty Retail	21,103	—	—	21,103
Trading Companies & Distributors	3,044	—	—	3,044
Total Common Stocks	330,810	8,113	—	338,923
Preferred Stocks
Health Care Technology	—	—	10,559	10,559
Internet & Direct Marketing Retail	921	—	—	921
Software	—	—	3,162	3,162
Total Preferred Stocks	921	—	13,721	14,642
Call Options Purchased	—	430	—	430
Short-Term Investments
Investment Company	75,764	—	—	75,764
Repurchase Agreements	—	9,752	—	9,752
Total Short-Term Investments	75,764	9,752	—	85,516
Total Assets	$407,495	$18,295	$13,721	$439,511

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Inception	(000)
Beginning Balance	$9,440
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	4,281
Realized gains (losses)	-
Ending Balance	$13,721

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$4,281

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at September 30, 2020 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$13,721	Market Transaction Method	Precedent Transaction	$3.22	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5% - 18.0% / 15.1%	Decrease

			Perpetual Growth Rate	3.0% - 4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.0x - 36.8x / 8.8x	Increase
			Discount for Lack of Marketability	16.0% - 20.0% / 19.1%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	2.3x - 7.9x / 3.8x	Increase

*  Amount is indicative of the weighted average.

** Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$326,985	$—	$326,985
Banks	—	215,384	—	215,384
Beverages	—	166,381	—	166,381
Biotechnology	—	63,812	—	63,812
Capital Markets	91,927	—	—	91,927
Chemicals	—	100,326	—	100,326
Diversified Consumer Services	169,204	—	—	169,204
Electronic Equipment, Instruments & Components	—	210,973	—	210,973
Food Products	—	202,922	—	202,922
Gas Utilities	11,781	—	—	11,781
Health Care Equipment & Supplies	—	70,148	—	70,148
Household Products	—	149,772	—	149,772
Information Technology Services	153,671	107,111	—	260,782
Insurance	—	105,636	—	105,636
Interactive Media & Services	—	103,241	—	103,241
Internet & Direct Marketing Retail	108,918	—	—	108,918
Marine	—	56,567	—	56,567
Multi-Utilities	127,285	—	—	127,285
Semiconductors & Semiconductor Equipment	120,310	164,245	—	284,555
Software	—	61,180	—	61,180
Textiles, Apparel & Luxury Goods	137,599	413,102	—	550,701
Total Common Stocks	920,695	2,517,785	—	3,438,480
Short-Term Investment
Investment Company	296,498	—	—	296,498
Total Assets	$1,217,193	$2,517,785	$—	$3,734,978

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$57,698	$—	$57,698
Air Freight & Logistics	—	51,364	—	51,364
Auto Components	—	17,170	—	17,170
Banks	—	73,691	—	73,691
Beverages	—	88,333	—	88,333
Capital Markets	—	10,801	—	10,801
Diversified Financial Services	—	9,394	—	9,394
Electronic Equipment, Instruments & Components	—	68,298	—	68,298
Food Products	—	52,160	—	52,160
Health Care Equipment & Supplies	—	38,308	—	38,308
Health Care Providers & Services	—	59,890	—	59,890
Hotels, Restaurants & Leisure	—	11,749	—	11,749
Household Products	—	203,320	—	203,320
Insurance	—	139,415	—	139,415
Interactive Media & Services	—	55,473	—	55,473
Machinery	—	50,416	—	50,416
Metals & Mining	54,484	46,804	—	101,288
Oil, Gas & Consumable Fuels	18,530	31,215	—	49,745
Personal Products	—	87,625	—	87,625
Pharmaceuticals	—	256,241	—	256,241
Professional Services	—	65,540	—	65,540
Semiconductors & Semiconductor Equipment	40,117	11,519	—	51,636
Software	53,003	73,869	—	126,872
Tech Hardware, Storage & Peripherals	—	29,880	—	29,880
Textiles, Apparel & Luxury Goods	—	76,782	—	76,782
Tobacco	—	85,945	—	85,945
Total Common Stocks	166,134	1,752,900	—	1,919,034
Short-Term Investment
Investment Company	29,250	—	—	29,250
Total Assets	$195,384	$1,752,900	$—	$1,948,284

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$160,045	$—	$160,045
Banks	28,576	163,808	—	192,384
Beverages	—	86,826	—	86,826
Biotechnology	—	45,771	—	45,771
Diversified Consumer Services	220,457	—	—	220,457
Electronic Equipment, Instruments & Components	—	113,831	—	113,831
Entertainment	170,777	—	—	170,777
Food Products	—	102,675	—	102,675
Health Care Equipment & Supplies	—	48,024	—	48,024
Health Care Providers & Services	12,080	—	—	12,080
Household Products	—	37,238	—	37,238
Information Technology Services	234,144	73,717	—	307,861
Interactive Media & Services	—	156,490	—	156,490
Internet & Direct Marketing Retail	326,597	265,782	—	592,379
Real Estate Management & Development	12,154	—	—	12,154
Semiconductors & Semiconductor Equipment	—	166,430	—	166,430
Software	34,758	—	—	34,758
Textiles, Apparel & Luxury Goods	141,012	287,149	—	428,161
Total Common Stocks	1,180,555	1,707,786	—	2,888,341
Short-Term Investment
Investment Company	235,372	—	—	235,372
Total Assets	$1,415,927	$1,707,786	$—	$3,123,713

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Permanence
Assets:
Common Stocks
Aerospace & Defense	$142	$—	$—	$142
Capital Markets	139	—	—	139
Chemicals	213	—	—	213
Commercial Services & Supplies	86	—	—	86
Construction Materials	79	—	—	79
Distributors	31	—	—	31
Diversified Consumer Services	28	—	—	28
Entertainment	56	—	—	56
Equity Real Estate Investment Trusts (REITs)	57	—	—	57
Food & Staples Retailing	143	—	—	143
Health Care Equipment & Supplies	185	—	—	185
Health Care Technology	186	—	—	186
Hotels, Restaurants & Leisure	69	—	—	69
Industrial Conglomerates	65	—	—	65
Information Technology Services	28	—	—	28
Interactive Media & Services	76	—	—	76
Internet & Direct Marketing Retail	217	—	—	217
Metals & Mining	28	—	—	28
Oil, Gas & Consumable Fuels	36	—	—	36
Pharmaceuticals	146	—	—	146
Professional Services	58	—	—	58
Real Estate Management & Development	107	—	—	107
Semiconductors & Semiconductor Equipment	98	—	—	98
Software	361	—	—	361
Specialty Retail	29	—	—	29
Tech Hardware, Storage & Peripherals	45	—	—	45
Textiles, Apparel & Luxury Goods	46	—	—	46
Trading Companies & Distributors	56	—	—	56
Total Common Stocks	2,810	—	—	2,810
Call Options Purchased	—	4	—	4
Short-Term Investment
Investment Company	40	—	—	40
Total Assets	$2,850	$4	$—	$2,854

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Real Assets
Assets:
Common Stocks
Aerospace & Defense	$36	$—	$—	$36
Automobiles	41	71	—	112
Banks	175	90	—	265
Beverages	31	—	—	31
Biotechnology	37	29	—	66
Capital Markets	36	38	—	74
Chemicals	27	147	—	174
Commercial Services & Supplies	104	68	—	172
Communications Equipment	24	—	—	24
Construction & Engineering	—	193	—	193
Consumer Finance	34	—	—	34
Diversified Financial Services	36	—	—	36
Diversified Telecommunication Services	53	152	—	205
Electric Utilities	318	120	—	438
Electrical Equipment	4	—	—	4
Electronic Equipment, Instruments & Components	—	33	—	33
Entertainment	77	—	—	77
Equity Real Estate Investment Trusts (REITs)	2,353	882	—	3,235
Food & Staples Retailing	31	—	—	31
Food Products	70	36	—	106
Gas Utilities	94	192	—	286
Health Care Equipment & Supplies	109	—	—	109
Health Care Providers & Services	60	—	—	60
Hotels, Restaurants & Leisure	34	—	—	34
Household Products	42	—	—	42
Independent Power & Renewable Electricity Producers	218	—	—	218
Industrial Conglomerates	—	58	—	58
Information Technology Services	182	—	—	182
Insurance	33	35	—	68
Interactive Media & Services	168	—	—	168
Internet & Direct Marketing Retail	123	—	—	123
Life Sciences Tools & Services	36	—	—	36
Media	28	—	—	28
Metals & Mining	—	31	—	31
Multi-Line Retail	—	46	—	46
Multi-Utilities	339	152	—	491
Oil, Gas & Consumable Fuels	603	37	—	640
Personal Products	—	35	—	35
Pharmaceuticals	142	80	—	222
Professional Services	—	39	—	39
Real Estate Management & Development	27	801	—	828
Road & Rail	179	37	—	216
Semiconductors & Semiconductor Equipment	52	74	—	126
Software	232	30	—	262
Specialty Retail	51	28	—	79
Tech Hardware, Storage & Peripherals	195	—	—	195
Textiles, Apparel & Luxury Goods	—	35	—	35
Trading Companies & Distributors	—	122	—	122
Transportation Infrastructure	75	367	—	442
Water Utilities	203	90	—	293
Total Common Stocks	6,712	4,148	—	10,860
U.S. Treasury Securities	—	3,731	—	3,731
Short-Term Investment
Investment Company	565	—	—	565
Total Assets	$7,277	$7,879	$—	$15,156

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Banks	$1,727	$—	$—	$1,727
Building Products	560	—	—	560
Capital Markets	895	—	—	895
Commercial Services & Supplies	149	—	—	149
Electric Utilities	513	—	—	513
Entertainment	96	—	—	96
Equity Real Estate Investment Trusts (REITs)	885	—	—	885
Health Care Equipment & Supplies	1,231	—	—	1,231
Health Care Providers & Services	499	—	—	499
Health Care Technology	441	—	—	441
Hotels, Restaurants & Leisure	1,238	—	—	1,238
Household Durables	517	—	—	517
Information Technology Services	1,358	—	—	1,358
Interactive Media & Services	589	—	—	589
Oil, Gas & Consumable Fuels	145	—	—	145
Personal Products	644	—	—	644
Software	2,356	—	—	2,356
Specialty Retail	865	—	—	865
Tech Hardware, Storage & Peripherals	1,576	—	—	1,576
Textiles, Apparel & Luxury Goods	558	—	—	558
Trading Companies & Distributors	553	—	—	553
Total Common Stocks	17,395	—	—	17,395
Short-Term Investment
Investment Company	248	—	—	248
Total Assets	$17,643	$—	$—	$17,643

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$9,261	$—	$—	$9,261
Data Centers	2,716	—	—	2,716
Diversified	3,086	—	—	3,086
Free Standing	911	—	—	911
Health Care	5,685	—	—	5,685
Industrial	6,390	—	523	6,913
Lodging/Resorts	3,618	—	—	3,618
Manufactured Homes	240	—	—	240
Office	12,781	—	—	12,781
Regional Malls	5,182	—	—	5,182
Self Storage	3,808	—	—	3,808
Shopping Centers	2,379	—	—	2,379
Single Family Homes	2,112	—	—	2,112
Specialty	896	—	—	896
Total Common Stocks	59,065	—	523	59,588
Short-Term Investment
Investment Company	682	—	—	682
Total Assets	$59,747	$—	$523	$60,270

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
U.S. Real Estate	(000)
Beginning Balance	$546
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	(23)
Realized gains (losses)	-
Ending Balance	$523

Net change in unrealized depreciation from investments still held as of September 30, 2020	$(23)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

U.S. Real Estate	Fair Value at September 30, 2020 (000)	Valuation Technique	Unobservable Input
Common Stock	$523	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.